UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number 811-7899
                                   811-7885

Name of Fund: Merrill Lynch International Index Fund of Merrill Lynch Index
              Funds, Inc. and Master International Index Series of Quantitative Master Series Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Terry K. Glenn, President, Merrill Lynch
        International Index Fund of Merrill Lynch Index Funds, Inc. and Master International Index Series of Quantitative Master Series Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 12/31/04

Date of reporting period: 07/01/04 - 09/30/04

Item 1 - Schedule of Investments

                                          Merrill Lynch International Index Fund

Schedule of Investments as of September 30, 2004

------------------------------------------------------------------------------------------------------------------------------------
                                                               Beneficial
                                                                Interest    Mutual Funds                                    Value
------------------------------------------------------------------------------------------------------------------------------------
                                                              $ 88,055,879  Master International Index Series          $143,479,074
------------------------------------------------------------------------------------------------------------------------------------
                                                                            Total Mutual Funds
                                                                            (Cost - $119,335,131) - 100.1%              143,479,074
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (Cost-$119,335,131) - 100.1%                                                                          143,479,074

Liabilities in Excess of Other Assets - (0.1%)                                                                             (122,145)
                                                                                                                       -------------
Net Assets - 100.0%                                                                                                    $143,356,929
                                                                                                                       =============

                                               Master International Index Series

Schedule of Investments as of September 30, 2004

                                                                                                                         Value
Country         Industry*                                      Shares Held  Common Stock                           (in U.S. dollars)
------------------------------------------------------------------------------------------------------------------------------------
Australia       Beverages - 0.1%                                    28,444  Coca-Cola Amatil Limited                   $    144,635
                                                                    86,856  Foster's Brewing Group Limited                  297,584
                                                                     8,843  Southcorp Limited                                21,586
                                                                                                                       -------------
                                                                                                                            463,805
                --------------------------------------------------------------------------------------------------------------------
                Biotechnology - 0.0%                                 5,290  CSL Limited                                     108,823
                --------------------------------------------------------------------------------------------------------------------
                Capital Markets - 0.1%                               8,347  Macquarie Bank Limited                          219,596
                --------------------------------------------------------------------------------------------------------------------
                Chemicals - 0.0%                                    14,548  Orica Limited                                   182,305
                --------------------------------------------------------------------------------------------------------------------
                Commercial Banks - 0.8%                             72,350  Australia and New Zealand Banking Group         996,776
                                                                            Ltd.
                                                                    44,375  Commonwealth Bank of Australia                  970,398
                                                                    53,766  National Australia Bank Limited               1,050,747
                                                                    68,655  Westpac Banking Corporation Limited             881,717
                                                                                                                       -------------
                                                                                                                          3,899,638
                --------------------------------------------------------------------------------------------------------------------
                Commercial Services & Supplies - 0.0%               26,433  Brambles Industries Limited                     135,559
                --------------------------------------------------------------------------------------------------------------------
                Construction & Engineering - 0.0%                    7,743  Leighton Holdings Limited                        53,731
                --------------------------------------------------------------------------------------------------------------------
                Construction Materials - 0.1%                       19,286  Boral Limited                                    96,252
                                                                    36,728  CSR Limited                                      65,180
                                                                     3,992  James Hardie Industries NV                       16,656
                                                                    44,550  Rinker Group Limited                            278,488
                                                                                                                       -------------
                                                                                                                            456,576
                --------------------------------------------------------------------------------------------------------------------
                Containers & Packaging - 0.0%                       41,043  Amcor Limited                                   213,458
                --------------------------------------------------------------------------------------------------------------------
                Diversified Financial Services - 0.1%                1,250  Australian Stock Exchange Limited                14,759
                                                                    25,328  Suncorp-Metway Limited                          280,693
                                                                                                                       -------------
                                                                                                                            295,452
                --------------------------------------------------------------------------------------------------------------------
                Diversified Telecommunication Services - 0.0%       53,812  Telstra Corporation Limited                     181,251
                --------------------------------------------------------------------------------------------------------------------
                Food & Staples Retailing - 0.1%                     49,639  Coles Myer Limited                              336,189
                                                                    32,686  Woolworths Limited                              322,469
                                                                                                                       -------------
                                                                                                                            658,658
                --------------------------------------------------------------------------------------------------------------------
                Gas Utilities - 0.0%                                20,590  Australian Gas Light Company Limited            199,107
                --------------------------------------------------------------------------------------------------------------------
                Health Care Equipment & Supplies - 0.0%              7,344  Pacific Dunlop Limited                           47,026
                --------------------------------------------------------------------------------------------------------------------
                Health Care Providers & Services - 0.0%             40,746  Mayne Nickless Limited                          116,582
                                                                     2,368  Sonic Healthcare Limited                         17,067
                                                                                                                       -------------
                                                                                                                            133,649
                --------------------------------------------------------------------------------------------------------------------
                Hotels, Restaurants & Leisure - 0.1%                 4,629  Aristocrat Leisure Limited                       25,986
                                                                    25,151  TABCORP Holdings Limited                        277,826
                                                                                                                       -------------
                                                                                                                            303,812
                --------------------------------------------------------------------------------------------------------------------
                IT Services - 0.0%                                  11,639  Computershare Limited                            34,313
                --------------------------------------------------------------------------------------------------------------------
                Industrial Conglomerates - 0.1%                     16,631  Wesfarmers Limited                              385,493
                --------------------------------------------------------------------------------------------------------------------
                Insurance - 0.2%                                    60,890  AMP Limited                                     274,778
                                                                    45,366  National Mutual Holdings Limited                130,458
                                                                    74,999  Insurance Austrailia Group Limited              282,493
                                                                    20,088  QBE Insurance Group Limited                     190,619
                                                                                                                       -------------
                                                                                                                            878,348
                --------------------------------------------------------------------------------------------------------------------
                Media - 0.1%                                        13,345  John Fairfax Holdings Limited                    35,863
                                                                    55,878  The News Corporation Limited                    461,821
                                                                     6,114  Publishing & Broadcasting Limited                60,673
                                                                                                                       -------------
                                                                                                                            558,357
                --------------------------------------------------------------------------------------------------------------------

                                               Master International Index Series
Schedule of Investments as of September 30, 2004 (continued)

                                                                                                                         Value
Country         Industry*                                      Shares Held  Common Stock                           (in U.S. dollars)
------------------------------------------------------------------------------------------------------------------------------------
Australia       Metals & Mining - 0.5%                              60,157  Alumina Limited                            $    244,890
(concluded)                                                        147,078  BHP Billiton Limited                          1,529,856
                                                                    18,416  Blue Scope Steel Limited                        116,055
                                                                    11,751  Newcrest Mining Limited                         129,295
                                                                    23,360  OneSteel Limited                                 51,439
                                                                     9,648  Rio Tinto Limited                               265,354
                                                                    32,240  WMC Resources Limited                           125,172
                                                                                                                       -------------
                                                                                                                          2,462,061
                --------------------------------------------------------------------------------------------------------------------
                Oil & Gas - 0.1%                                    20,741  Origin Energy Limited                            91,194
                                                                    11,371  Santos Limited                                   60,539
                                                                    13,785  Woodside Petroleum Limited                      194,711
                                                                                                                       -------------
                                                                                                                            346,444
                --------------------------------------------------------------------------------------------------------------------
                Paper & Forest Products - 0.0%                       5,300  Paperlinx Limited                                20,462
                --------------------------------------------------------------------------------------------------------------------
                Real Estate - 0.3%                                   6,426  CFS Gandel Retail Trust                           7,075
                                                                    14,146  Centro Properties Group                          47,340
                                                                   103,313  Gandel Retail Trust                             115,994
                                                                    79,688  General Property Trust                          212,994
                                                                    31,118  Investa Property Group                           45,081
                                                                    18,025  Lend Lease Corporation Limited                  149,104
                                                                    32,177  Macquarie Goodman Industrial Trust               41,953
                                                                    44,266  Mirvac Group                                    139,479
                                                                    64,888  Stockland                                       267,143
                                                                    58,658  Westfield Group (a)                             646,257
                                                                                                                       -------------
                                                                                                                          1,672,420
                --------------------------------------------------------------------------------------------------------------------
                Road & Rail - 0.0%                                  15,862  Toll Holdings Limited                           132,933
                --------------------------------------------------------------------------------------------------------------------
                Transportation Infrastructure - 0.1%                93,002  Macquarie Infrastructure Group                  251,949
                                                                    16,500  Patrick Corporation Limited                      67,528
                                                                    10,812  Transurban Group                                 42,524
                                                                                                                       -------------
                                                                                                                            362,001
                --------------------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in Australia             14,405,277
------------------------------------------------------------------------------------------------------------------------------------
Austria         Building Products - 0.0%                             3,993  Wienerberger Baustoffindustrie AG               149,771
                --------------------------------------------------------------------------------------------------------------------
                Commercial Banks - 0.1%                              1,063  Bank Austria Creditanstalt                       75,386
                                                                     6,135  Erste Bank der oesterreichischen                255,259
                                                                            Sparkassen AG                              -------------
                                                                                                                            330,645
                --------------------------------------------------------------------------------------------------------------------
                Construction Materials - 0.0%                           53  RHI AG (a)                                        1,172
                --------------------------------------------------------------------------------------------------------------------
                Containers & Packaging - 0.0%                          568  Mayr-Melnhof Karton AG                           79,717
                --------------------------------------------------------------------------------------------------------------------
                Diversified Telecommunication Services - 0.1%       12,311  Telekom Austria AG                              172,474
                --------------------------------------------------------------------------------------------------------------------
                Electric Utilities - 0.0%                               47  Oesterreichische                                  8,195
                                                                            Elektrizitaetswirtschafts-AG
                                                                            "Verbund" 'A'
                --------------------------------------------------------------------------------------------------------------------
                Metals & Mining - 0.0%                                 906  Boehler-Uddeholm AG                              83,651
                --------------------------------------------------------------------------------------------------------------------
                Oil & Gas - 0.0%                                       447  OMV AG                                          102,985
                --------------------------------------------------------------------------------------------------------------------
                Real Estate - 0.0%                                   4,408  Immofinanz Immobilien Anlagen AG (a)             36,571
                --------------------------------------------------------------------------------------------------------------------
                Transportation Infrastructure - 0.0%                 1,446  Flughafen Wien AG                                88,001
                --------------------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in Austria                1,053,181
------------------------------------------------------------------------------------------------------------------------------------

                                               Master International Index Series
Schedule of Investments as of September 30, 2004 (continued)

                                                                                                                         Value
Country         Industry*                                      Shares Held  Common Stock                           (in U.S. dollars)
------------------------------------------------------------------------------------------------------------------------------------
Belgium         Beverages - 0.0%                                     5,905  Interbrew SA                               $    196,845
                --------------------------------------------------------------------------------------------------------------------
                Chemicals - 0.1%                                     3,170  Solvay SA                                       293,317
                --------------------------------------------------------------------------------------------------------------------
                Commercial Banks - 0.2%                             22,151  Dexia                                           413,774
                                                                     5,259  KBC Bancassurance Holding                       342,260
                                                                                                                       -------------
                                                                                                                            756,034
                --------------------------------------------------------------------------------------------------------------------
                Distributors - 0.0%                                    222  D'leteren SA                                     41,083
                --------------------------------------------------------------------------------------------------------------------
                Diversified Financial Services - 0.3%               47,907  Fortis                                        1,140,029
                                                                     3,292  Groupe Bruxelles Lambert SA                     229,578
                                                                                                                       -------------
                                                                                                                          1,369,607
                --------------------------------------------------------------------------------------------------------------------
                Diversified Telecommunication Services - 0.0%        5,168  Belgacom SA (a)                                 185,114
                --------------------------------------------------------------------------------------------------------------------
                Electric Utilities - 0.1%                            1,105  Electrabel SA                                   397,038
                --------------------------------------------------------------------------------------------------------------------
                Electrical Equipment - 0.0%                          1,022  Bekaert NV                                       63,784
                --------------------------------------------------------------------------------------------------------------------
                Electronic Equipment & Instruments - 0.0%              520  Barco NV (New Shares)                            44,692
                --------------------------------------------------------------------------------------------------------------------
                Food & Staples Retailing - 0.1%                      1,110  Colruyt NV                                      155,784
                                                                     1,135  Delhaize Group                                   72,105
                                                                       950  Delhaize Group (ADR)(b)                          60,050
                                                                                                                       -------------
                                                                                                                            287,939
                --------------------------------------------------------------------------------------------------------------------
                Health Care Equipment & Supplies - 0.0%              1,608  Omega Pharma SA                                  78,607
                --------------------------------------------------------------------------------------------------------------------
                Leisure Equipment & Products - 0.0%                  2,040  Agfa Gevaert NV                                  59,161
                --------------------------------------------------------------------------------------------------------------------
                Marine - 0.0%                                          358  Compagnie Maritime Belge SA (CMB)                62,071
                --------------------------------------------------------------------------------------------------------------------
                Metals & Mining - 0.0%                                  52  Umicore (a)                                           7
                                                                       202  Union Miniere SA                                 14,739
                                                                                                                       -------------
                                                                                                                             14,747
                --------------------------------------------------------------------------------------------------------------------
                Pharmaceuticals - 0.1%                               4,595  UCB SA                                          244,659
                --------------------------------------------------------------------------------------------------------------------
                Wireless Telecommunication Services - 0.0%             900  Mobistar SA (a)                                  64,274
                --------------------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in Belgium                4,158,971
------------------------------------------------------------------------------------------------------------------------------------
Bermuda         Marine - 0.0%                                          425  Ship Finance International Limited                8,549
                --------------------------------------------------------------------------------------------------------------------
                Oil & Gas - 0.0%                                       791  Frontline Limited                                37,074
                --------------------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in Bermuda                   45,622
------------------------------------------------------------------------------------------------------------------------------------
Denmark         Beverages - 0.0%                                       356  Carlsberg A/S 'B'                                16,637
                --------------------------------------------------------------------------------------------------------------------
                Chemicals - 0.0%                                     2,267  Novozymes A/S 'B'                               102,158
                --------------------------------------------------------------------------------------------------------------------
                Commercial Banks - 0.1%                             16,440  Danske Bank                                     432,155
                --------------------------------------------------------------------------------------------------------------------
                Commercial Services & Supplies - 0.0%                2,439  ISS A/S                                         129,245
                --------------------------------------------------------------------------------------------------------------------
                Construction & Engineering - 0.0%                    1,417  FLS Industries A/S 'B' (a)                       17,501
                --------------------------------------------------------------------------------------------------------------------
                Diversified Telecommunication Services - 0.0%        5,926  TDC A/S                                         209,679
                --------------------------------------------------------------------------------------------------------------------
                Electrical Equipment - 0.0%                            820  NKT Holding A/S                                  18,750
                                                                     3,995  Vestas Wind Systems A/S                          57,842
                                                                                                                       -------------
                                                                                                                             76,592
                --------------------------------------------------------------------------------------------------------------------
                Food Products - 0.1%                                 2,039  A/S Det Ostasiatiske Kompagni                    89,842
                                                                     2,482  Danisco A/S                                     130,902
                                                                                                                       -------------
                                                                                                                            220,744
                --------------------------------------------------------------------------------------------------------------------

                                               Master International Index Series
Schedule of Investments as of September 30, 2004 (continued)

                                                                                                                         Value
Country         Industry*                                      Shares Held  Common Stock                           (in U.S. dollars)
------------------------------------------------------------------------------------------------------------------------------------
Denmark         Health Care Equipment & Supplies - 0.0%                 93  Coloplast A/S 'B'                          $      8,987
(concluded)                                                          5,043  GN Store Nord A/S                                50,922
                                                                     1,530  William Demant A/S (a)                           67,542
                                                                                                                       -------------
                                                                                                                            127,451
                --------------------------------------------------------------------------------------------------------------------
                Household Durables - 0.0%                              464  Bang & Olufsen Holding A/S 'B'                   27,027
                --------------------------------------------------------------------------------------------------------------------
                Insurance - 0.0%                                       907  Topdanmark A/S (a)                               58,281
                --------------------------------------------------------------------------------------------------------------------
                Marine - 0.1%                                           51  A P Moller - Maersk A/S                         390,697
                --------------------------------------------------------------------------------------------------------------------
                Pharmaceuticals - 0.1%                               3,519  H. Lundbeck A/S                                  63,724
                                                                    11,340  Novo Nordisk A/S 'B'                            620,789
                                                                                                                       -------------
                                                                                                                            684,513
                --------------------------------------------------------------------------------------------------------------------
                Road & Rail - 0.0%                                   1,730  DSV, De Sammensluttede Vognmaend af              91,385
                                                                            13-7-1976 A/S
                --------------------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in Denmark                2,584,064
------------------------------------------------------------------------------------------------------------------------------------
Finland         Auto Components - 0.0%                                 671  Nokian Renkaat Oyj                               72,921
                --------------------------------------------------------------------------------------------------------------------
                Communications Equipment - 0.5%                      1,270  Nokia Corp. (ADR) (b)                            17,424
                                                                   161,627  Nokia Oyj 'A'                                 2,224,207
                                                                                                                       -------------
                                                                                                                          2,241,631
                --------------------------------------------------------------------------------------------------------------------
                Diversified Telecommunication Services - 0.0%        5,791  Elisa Oyj 'A'                                    76,599
                --------------------------------------------------------------------------------------------------------------------
                Electric Utilities - 0.1%                           17,716  Fortum Corporation, the IVO-Neste Group         247,537
                --------------------------------------------------------------------------------------------------------------------
                IT Services - 0.0%                                   4,663  Tietoenator Oyj                                 135,057
                --------------------------------------------------------------------------------------------------------------------
                Insurance - 0.0%                                     6,594  Pohjola Group PLC 'D'                            67,975
                                                                     9,526  Sampo Insurance Company Ltd. 'A'                105,298
                                                                                                                       -------------
                                                                                                                            173,273
                --------------------------------------------------------------------------------------------------------------------
                Leisure Equipment & Products - 0.0%                  1,968  Amer Group Ltd.                                  92,882
                --------------------------------------------------------------------------------------------------------------------
                Machinery - 0.0%                                     2,474  Kone Corporation 'B'                            149,026
                                                                     4,366  Metso Corporation                                56,015
                                                                       154  Wartsila Oyj 'B'                                  3,634
                                                                                                                       -------------
                                                                                                                            208,675
                --------------------------------------------------------------------------------------------------------------------
                Metals & Mining - 0.0%                                 447  Outokumpu Oyj                                     7,661
                                                                     9,293  Rautaruukki Oyj                                  90,604
                                                                                                                       -------------
                                                                                                                             98,265
                --------------------------------------------------------------------------------------------------------------------
                Paper & Forest Products - 0.2%                      28,300  Stora Enso Oyj 'R'                              382,417
                                                                    18,569  UPM-Kymmene Oyj                                 353,551
                                                                                                                       -------------
                                                                                                                            735,968
                --------------------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in Finland                4,082,808
------------------------------------------------------------------------------------------------------------------------------------
France          Aerospace & Defense - 0.0%                           4,810  Thales SA                                       160,104
                                                                       986  Zodiac SA                                        36,395
                                                                                                                       -------------
                                                                                                                            196,499
                --------------------------------------------------------------------------------------------------------------------
                Airlines - 0.0%                                      3,419  Groupe Air France                                53,844
                --------------------------------------------------------------------------------------------------------------------
                Auto Components - 0.1%                               4,708  Compagnie Generale des Etablissements           239,273
                                                                            Michelin 'B'
                                                                     3,351  Valeo SA                                        122,694
                                                                                                                       -------------
                                                                                                                            361,967
                --------------------------------------------------------------------------------------------------------------------
                Automobiles - 0.2%                                   5,945  PSA Peugeot Citroen                             366,231
                                                                     8,014  Renault SA                                      655,431
                                                                                                                       -------------
                                                                                                                          1,021,662
                --------------------------------------------------------------------------------------------------------------------

                                               Master International Index Series
Schedule of Investments as of September 30, 2004 (continued)

                                                                                                                         Value
Country         Industry*                                      Shares Held  Common Stock                           (in U.S. dollars)
------------------------------------------------------------------------------------------------------------------------------------
France          Beverages - 0.0%                                     1,695  Pernod Ricard                              $    225,045
(continued)     --------------------------------------------------------------------------------------------------------------------
                Building Products - 0.1%                            11,877  Compagnie de Saint-Gobain                       609,668
                --------------------------------------------------------------------------------------------------------------------
                Chemicals - 0.1%                                     3,543  Air Liquide                                     560,612
                --------------------------------------------------------------------------------------------------------------------
                Commercial Banks - 0.7%                             28,297  BNP Paribas SA                                1,827,533
                                                                    21,536  Credit Agricole SA                              587,380
                                                                    10,627  Societe Generale 'A'                            940,410
                                                                                                                       -------------
                                                                                                                          3,355,323
                --------------------------------------------------------------------------------------------------------------------
                Commercial Services & Supplies - 0.0%                1,954  Societe BIC SA                                   90,037
                --------------------------------------------------------------------------------------------------------------------
                Communications Equipment  - 0.1%                    40,836  Alcatel                                         478,781
                                                                       946  Sagem SA (New Shares)                            90,529
                                                                                                                       -------------
                                                                                                                            569,310
                --------------------------------------------------------------------------------------------------------------------
                Construction & Engineering - 0.1%                    4,785  Suez Lyonnaise des Eaux SA (a)                       59
                                                                     2,440  Vinci SA                                        280,774
                                                                                                                       -------------
                                                                                                                            280,833
                --------------------------------------------------------------------------------------------------------------------
                Construction Materials - 0.1%                        1,192  IMERYS SA                                        79,279
                                                                     5,329  Lafarge SA (Ordinary)                           466,282
                                                                                                                       -------------
                                                                                                                            545,561
                --------------------------------------------------------------------------------------------------------------------
                Diversified Telecommunication Services - 0.2%       39,867  France Telecom SA                               993,267
                --------------------------------------------------------------------------------------------------------------------
                Electrical Equipment - 0.1%                        111,163  Alstom                                           66,271
                                                                     9,735  Schneider SA                                    629,330
                                                                                                                       -------------
                                                                                                                            695,601
                --------------------------------------------------------------------------------------------------------------------
                Energy Equipment & Services - 0.0%                     714  Compagnie Francaise d'Etudes et de              115,282
                                                                            Construction (Technip SA)
                --------------------------------------------------------------------------------------------------------------------
                Food & Staples Retailing - 0.2%                     19,212  Carrefour SA                                    903,628
                                                                     2,040  Casino Guichard-Perrachon SA                    155,568
                                                                                                                       -------------
                                                                                                                          1,059,196
                --------------------------------------------------------------------------------------------------------------------
                Food Products - 0.1%                                 7,854  Groupe Danone                                   617,470
                --------------------------------------------------------------------------------------------------------------------
                Health Care Equipment & Supplies - 0.0%              3,031  Essilor International SA                        194,813
                --------------------------------------------------------------------------------------------------------------------
                Hotels, Restaurants & Leisure - 0.1%                 6,164  Accor SA                                        240,235
                                                                     5,724  Sodexho Alliance SA                             151,426
                                                                                                                       -------------
                                                                                                                            391,661
                --------------------------------------------------------------------------------------------------------------------
                Household Durables - 0.0%                            7,780  Thomson Multimedia                              162,914
                --------------------------------------------------------------------------------------------------------------------
                IT Services - 0.0%                                   1,852  Atos Origin SA (a)                              102,243
                                                                     3,475  Cap Gemini SA (a)                                81,701
                                                                                                                       -------------
                                                                                                                            183,944
                --------------------------------------------------------------------------------------------------------------------
                Insurance - 0.2%                                    53,086  Axa                                           1,074,045
                                                                       775  CNP Assurances                                   50,341
                                                                                                                       -------------
                                                                                                                          1,124,386
                --------------------------------------------------------------------------------------------------------------------
                Media - 0.3%                                         5,839  Lagardere S.C.A.                                362,167
                                                                     4,855  Publicis SA                                     138,989
                                                                     3,105  Societe Television Francaise 1                   88,080
                                                                    28,319  Vivendi Universal SA (a)                        725,602
                                                                     6,053  Vivendi Universal SA (ADR)(a)(b)                155,744
                                                                                                                       -------------
                                                                                                                          1,470,582
                --------------------------------------------------------------------------------------------------------------------

                                               Master International Index Series
Schedule of Investments as of September 30, 2004 (continued)

                                                                                                                         Value
Country         Industry*                                      Shares Held  Common Stock                           (in U.S. dollars)
------------------------------------------------------------------------------------------------------------------------------------
France          Multiline Retail - 0.1%                              2,713  Pinault-Printemps-Redoute SA               $    249,178
(concluded)     --------------------------------------------------------------------------------------------------------------------
                Multi-Utilities & Unregulated Power - 0.2%          25,778  Suez SA                                         552,601
                                                                     8,677  Veolia Environment                              249,699
                                                                                                                       -------------
                                                                                                                            802,300
                --------------------------------------------------------------------------------------------------------------------
                Oil & Gas - 0.9%                                    21,174  TotalFinaElf SA                               4,312,890
                                                                     4,140  TotalFinaElf SA 'STRIP' (a)                          51
                                                                                                                       -------------
                                                                                                                          4,312,941
                --------------------------------------------------------------------------------------------------------------------
                Personal Products - 0.2%                            11,713  L'Oreal SA                                      767,383
                --------------------------------------------------------------------------------------------------------------------
                Pharmaceuticals - 0.6%                              37,456  Sanofi-Aventis                                2,716,788
                --------------------------------------------------------------------------------------------------------------------
                Real Estate - 0.1%                                     880  Gecina                                           74,321
                                                                     1,719  Klepierre                                       124,257
                                                                     2,182  Unibail (Union du Credit-Bail                   262,739
                                                                            Immobilier)                                -------------
                                                                                                                            461,317
                --------------------------------------------------------------------------------------------------------------------
                Software - 0.4%                                      2,821  Business Objects SA (a)                          65,168
                                                                     3,179  Dassault Systemes SA                            148,536
                                                                                                                       -------------
                                                                                                                            213,704
                --------------------------------------------------------------------------------------------------------------------
                Textiles, Apparel & Luxury Goods - 0.1%                189  Hermes International                             35,844
                                                                     9,557  LVMH (Louis Vuitton Moet Hennessy)              638,001
                                                                                                                       -------------
                                                                                                                            673,845
                --------------------------------------------------------------------------------------------------------------------
                Transportation Infrastructure - 0.0%                 2,314  Autoroutes du Sud de la France                  105,763
                --------------------------------------------------------------------------------------------------------------------
                Wireless Telecommunication Services - 0.1%           9,808  Bouygues SA                                     367,882
                --------------------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in France                25,550,580
------------------------------------------------------------------------------------------------------------------------------------
Germany         Air Freight & Logistics - 0.1%                      20,674  Deutsche Post AG (Registered Shares)            401,333
                --------------------------------------------------------------------------------------------------------------------
                Airlines - 0.0%                                      4,571  Deutsche Lufthansa AG (Registered                53,195
                                                                            Shares)
                --------------------------------------------------------------------------------------------------------------------
                Auto Components - 0.0%                               3,882  Continental AG                                  211,035
                --------------------------------------------------------------------------------------------------------------------
                Automobiles - 0.3%                                  32,293  DaimlerChrysler AG                            1,331,582
                                                                     7,662  Volkswagen AG                                   294,907
                                                                                                                       -------------
                                                                                                                          1,626,489
                --------------------------------------------------------------------------------------------------------------------
                Capital Markets - 0.3%                              17,874  Deutsche Bank AG (Registered Shares)          1,284,685
                                                                     3,609  Marschollek, Lautenschlaeger und Partner         58,002
                                                                            AG                                         -------------
                                                                                                                          1,342,687
                --------------------------------------------------------------------------------------------------------------------
                Chemicals - 0.4%                                    18,678  BASF AG                                       1,100,749
                                                                    21,327  Bayer AG                                        583,269
                                                                     4,297  Linde AG                                        247,631
                                                                                                                       -------------
                                                                                                                          1,931,649
                --------------------------------------------------------------------------------------------------------------------
                Commercial Banks - 0.2%                             23,084  Bayerische Hypo-und Vereinsbank AG (a)          443,243
                                                                    15,285  Commerzbank AG                                  284,190
                                                                                                                       -------------
                                                                                                                            727,433
                --------------------------------------------------------------------------------------------------------------------
                Construction Materials - 0.0%                        2,446  Heidelberger Zement AG                          113,771
                --------------------------------------------------------------------------------------------------------------------
                Diversified Financial Services - 0.0%                3,942  Deutsche Boerse AG                              199,364
                --------------------------------------------------------------------------------------------------------------------
                Diversified Telecommunication Services - 0.4%       92,024  Deutsche Telekom AG (Registered Shares)       1,707,549
                --------------------------------------------------------------------------------------------------------------------
                Electric Utilities - 0.3%                           21,220  E.On AG                                       1,565,501
                --------------------------------------------------------------------------------------------------------------------
                Electronic Equipment & Instruments - 0.0%            2,386  Epcos AG (a)                                     36,154
                --------------------------------------------------------------------------------------------------------------------
                Food & Staples Retailing - 0.1%                      7,105  Metro AG                                        317,061
                --------------------------------------------------------------------------------------------------------------------

                                               Master International Index Series
Schedule of Investments as of September 30, 2004 (continued)

                                                                                                                         Value
Country         Industry*                                      Shares Held  Common Stock                           (in U.S. dollars)
------------------------------------------------------------------------------------------------------------------------------------
Germany         Health Care Providers & Services - 0.1%              1,949  Fresenius Medical Care AG                  $    149,258
(concluded)                                                          1,654  Gehe AG                                         112,779
                                                                                                                         -----------
                                                                                                                            262,037
                --------------------------------------------------------------------------------------------------------------------
                Hotels, Restaurants & Leisure - 0.0%                 3,494  TUI AG                                           65,484
                --------------------------------------------------------------------------------------------------------------------
                Industrial Conglomerates - 0.4%                     27,691  Siemens AG                                    2,036,363
                                                                       860  Siemens AG (ADR) (b)                             63,382
                                                                                                                       -------------
                                                                                                                          2,099,745
                --------------------------------------------------------------------------------------------------------------------
                Insurance - 0.4%                                    11,277  Allianz AG (Registered Shares)                1,135,749
                                                                     6,120  Muenchener                                      589,537
                                                                            Rueckversicherungs-Gesellschaft AG
                                                                            (Registered Shares)                        -------------
                                                                                                                          1,725,286
                --------------------------------------------------------------------------------------------------------------------
                Machinery - 0.0%                                     4,614  MAN AG                                          157,763
                --------------------------------------------------------------------------------------------------------------------
                Metals & Mining - 0.1%                              15,315  Thyssen Krupp AG                                298,443
                --------------------------------------------------------------------------------------------------------------------
                Multi-Utilities & Unregulated Power - 0.1%          14,731  RWE AG                                          704,026
                --------------------------------------------------------------------------------------------------------------------
                Personal Products - 0.0%                               572  Beiersdorf AG                                    54,269
                --------------------------------------------------------------------------------------------------------------------
                Pharmaceuticals - 0.2%                               3,615  Altana AG                                       210,349
                                                                     2,378  Merck KGaA                                      135,978
                                                                     5,733  Schering AG                                     362,072
                                                                                                                       -------------
                                                                                                                            708,399
                --------------------------------------------------------------------------------------------------------------------
                Semiconductors &                                    21,933  Infineon Technologies AG (a)                    223,919
                Semiconductor Equipment - 0.0%
                --------------------------------------------------------------------------------------------------------------------
                Software - 0.2%                                      7,588  SAP AG (Systeme, Anwendungen, Produkte        1,178,979
                                                                            in der Datenverarbeitung)
                --------------------------------------------------------------------------------------------------------------------
                Specialty Retail - 0.0%                              1,160  Douglas Holding AG                               34,289
                --------------------------------------------------------------------------------------------------------------------
                Textiles, Apparel & Luxury Goods - 0.0%              1,491  Adidas-Salomon  AG                              208,052
                                                                       481  Puma AG Rudolf Dassler Sport                    128,872
                                                                                                                       -------------
                                                                                                                            336,924
                --------------------------------------------------------------------------------------------------------------------
                Thrifts & Mortgage Finance - 0.0%                    5,764  Hypo Real Estate Holding AG (a)                 197,585
                --------------------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in Germany               18,280,371
------------------------------------------------------------------------------------------------------------------------------------
Greece          Beverages - 0.0%                                     8,833  Hellenic Bottling Co.                           190,011
                --------------------------------------------------------------------------------------------------------------------
                Commercial Banks - 0.3%                             13,336  Alpha Credit Bank                               339,548
                                                                     3,787  Bank of Piraeus                                  43,460
                                                                     1,938  Commercial Bank of Greece                        42,700
                                                                    15,709  EFG Eurobank Ergasias                           362,897
                                                                    19,305  National Bank of Greece SA                      468,986
                                                                                                                       -------------
                                                                                                                          1,257,591
                --------------------------------------------------------------------------------------------------------------------
                Communications Equipment - 0.0%                     13,744  Intracom SA                                      51,039
                --------------------------------------------------------------------------------------------------------------------
                Construction & Engineering - 0.0%                    9,858  Technical Olympic SA                             45,301
                --------------------------------------------------------------------------------------------------------------------
                Construction Materials - 0.0%                        2,682  Titan Cement Company                             67,220
                --------------------------------------------------------------------------------------------------------------------
                Diversified Telecommunication                       14,796  Hellenic Telecommunications Organization        199,203
                Services - 0.1%                                             SA (OTE)
                --------------------------------------------------------------------------------------------------------------------

                                               Master International Index Series
Schedule of Investments as of September 30, 2004 (continued)

                                                                                                                         Value
Country         Industry*                                      Shares Held  Common Stock                           (in U.S. dollars)
------------------------------------------------------------------------------------------------------------------------------------
Greece          Electric Utilities - 0.1%                           10,016  Public Power Corporation                   $    247,553
(concluded)     --------------------------------------------------------------------------------------------------------------------
                Hotels, Restaurants & Leisure - 0.0%                 6,153  Greek Organization of Football                  118,146
                                                                            Prognostics
                --------------------------------------------------------------------------------------------------------------------
                Metals & Mining - 0.0%                               4,057  Viohalco, Hellenic Copper and Aluminum           29,427
                                                                            Industry SA
                --------------------------------------------------------------------------------------------------------------------
                Wireless Telecommunication Services - 0.0%           6,600  Cosmote Mobile Telecommunications SA            108,695
                --------------------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in Greece                 2,314,186
------------------------------------------------------------------------------------------------------------------------------------
Hong Kong       Airlines - 0.0%                                      2,263  Cathay Pacific Airways                            3,874
                --------------------------------------------------------------------------------------------------------------------
                Commercial Banks - 0.1%                             92,400  BOC Hong Kong (Holdings) Limited                168,850
                                                                    29,739  Bank of East Asia, Ltd.                          83,519
                                                                    23,053  Hang Seng Bank Limited                          307,450
                                                                                                                       -------------
                                                                                                                            559,819
                --------------------------------------------------------------------------------------------------------------------
                Distributors - 0.0%                                 52,719  Li & Fung Limited                                75,718
                --------------------------------------------------------------------------------------------------------------------
                Diversified Financial Services - 0.0%               20,000  Hong Kong Exchanges & Clearing Ltd.              45,524
                --------------------------------------------------------------------------------------------------------------------
                Diversified Telecommunication Services              71,195  PCCW Limited (a)                                 47,019
                Services - 0.0%
                --------------------------------------------------------------------------------------------------------------------
                Electric Utilities - 0.1%                           56,687  CLP Holdings Limited                            324,214
                                                                    63,000  Hongkong Electric Holdings Limited              279,531
                                                                                                                       -------------
                                                                                                                            603,745
                --------------------------------------------------------------------------------------------------------------------
                Electrical Equipment - 0.0%                         94,328  Johnson Electric Holdings Limited                92,537
                --------------------------------------------------------------------------------------------------------------------
                Gas Utilities - 0.1%                               133,240  Hong Kong and China Gas Company Ltd.            248,606
                --------------------------------------------------------------------------------------------------------------------
                Hotels, Restaurants & Leisure - 0.0%                24,734  Shangri-La Asia Limited                          26,643
                --------------------------------------------------------------------------------------------------------------------
                Household Durables - 0.0%                           16,560  Techtronic Industries Company Limited            32,597
                --------------------------------------------------------------------------------------------------------------------
                Industrial Conglomerates - 0.1%                     67,989  Hutchison Whampoa Limited                       531,842
                --------------------------------------------------------------------------------------------------------------------
                Media - 0.0%                                        34,025  South China Morning Post Holdings Ltd.           14,617
                --------------------------------------------------------------------------------------------------------------------
                Real Estate - 0.4%                                  12,000  Amoy Properties Limited                          17,697
                                                                    47,735  Cheung Kong Holdings                            408,604
                                                                    36,491  Henderson Land Development Company              174,545
                                                                            Limited
                                                                    47,890  New World Development Company Ltd.               45,138
                                                                    48,421  Sino Land Company Limited                        36,014
                                                                    44,324  Sun Hung Kai Properties Ltd.                    417,773
                                                                    43,077  Swire Pacific Limited 'A'                       299,681
                                                                    56,107  Wharf Holdings                                  188,869
                                                                                                                       -------------
                                                                                                                          1,588,321
                --------------------------------------------------------------------------------------------------------------------
                Road & Rail - 0.0%                                  24,500  MTR Corporation Limited                          36,916
                --------------------------------------------------------------------------------------------------------------------
                Semiconductors &                                     5,004  ASM Pacific Technology Limited                   16,395
                Semiconductor Equipment - 0.0%
                --------------------------------------------------------------------------------------------------------------------
                Specialty Retail  - 0.0%                            16,000  Esprit Holdings Limited                          81,251
                                                                   132,394  Giordano International Limited                   73,005
                                                                                                                       -------------
                                                                                                                            154,256
                --------------------------------------------------------------------------------------------------------------------
                Textiles, Apparel & Luxury Goods - 0.0%             85,353  Texwinca Holdings Limited                        72,240
                                                                    21,785  Yue Yuen Industrial (Holdings) Limited           56,292
                                                                                                                       -------------
                                                                                                                            128,532
                --------------------------------------------------------------------------------------------------------------------
                Transportation Infrastructure - 0.0%                18,465  Hopewell Holdings Limited                        38,478
                --------------------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in Hong Kong              4,245,440
------------------------------------------------------------------------------------------------------------------------------------

                                               Master International Index Series
Schedule of Investments as of September 30, 2004 (continued)

                                                                                                                         Value
Country         Industry*                                      Shares Held  Common Stock                           (in U.S. dollars)
------------------------------------------------------------------------------------------------------------------------------------
Ireland         Airlines - 0.0%                                     27,680  Ryanair Holdings PLC (a)                   $    137,514
                --------------------------------------------------------------------------------------------------------------------
                Commercial Banks - 0.2%                             31,995  Allied Irish Banks PLC                          539,242
                                                                    37,416  Bank of Ireland                                 503,882
                                                                                                                       -------------
                                                                                                                          1,043,124
                --------------------------------------------------------------------------------------------------------------------
                Construction Materials - 0.1%                       22,784  CRH PLC                                         544,557
                --------------------------------------------------------------------------------------------------------------------
                Distributors - 0.0%                                  2,786  Grafton Group PLC                                25,917
                --------------------------------------------------------------------------------------------------------------------
                Diversified Financial Services - 0.1%               16,959  Depfa Bank PLC                                  231,273
                --------------------------------------------------------------------------------------------------------------------
                Food Products - 0.0%                                22,304  Greencore Group PLC                              77,841
                                                                     4,710  Kerry Group PLC 'A'                             103,834
                                                                                                                       -------------
                                                                                                                            181,675
                --------------------------------------------------------------------------------------------------------------------
                Household Durables - 0.0%                           32,474  Waterford Wedgwood PLC                            5,243
                --------------------------------------------------------------------------------------------------------------------
                Industrial Conglomerates - 0.0%                      3,189  DCC PLC                                          58,223
                --------------------------------------------------------------------------------------------------------------------
                Insurance - 0.1%                                    13,484  Irish Life & Permanent PLC                      218,048
                --------------------------------------------------------------------------------------------------------------------
                Media - 0.0%                                        21,817  Independent News & Media PLC                     55,277
                --------------------------------------------------------------------------------------------------------------------
                Pharmaceuticals - 0.1%                              17,121  Elan Corporation PLC (a)                        400,619
                --------------------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in Ireland                2,901,470
------------------------------------------------------------------------------------------------------------------------------------
Italy           Aerospace & Defense - 0.1%                         312,371  Finmeccanica SpA                                220,364
                --------------------------------------------------------------------------------------------------------------------
                Automobiles - 0.0%                                  12,307  Fiat SpA (a)                                     88,808
                --------------------------------------------------------------------------------------------------------------------
                Capital Markets - 0.1%                              10,234  Banca Fideuram SpA                               47,411
                                                                    22,588  Mediobanca SpA                                  298,498
                                                                    17,230  Mediolanum SpA                                  103,146
                                                                                                                       -------------
                                                                                                                            449,055
                --------------------------------------------------------------------------------------------------------------------
                Commercial Banks - 0.6%                             11,662  Banca Antonveneta SpA                           241,017
                                                                    36,404  Banca Intesa SpA                                107,699
                                                                    52,096  Banca Monte dei Paschi di Siena SpA             153,605
                                                                    21,822  Banca Nazionale del Lavoro SpA                   48,352
                                                                            (Ordinary)
                                                                    16,065  Banca Popolare di Milano Scrl (BPM)             100,761
                                                                    16,381  Banche Populari Unite Scrl                      271,608
                                                                    13,238  Banco Popolare di Verona e Novara Scrl          232,155
                                                                    43,545  Capitalia SpA                                   160,031
                                                                   110,210  Intesa BCI SpA                                  418,445
                                                                    26,327  San Paolo-IMI SpA                               297,226
                                                                   136,509  Unicredito Italiano SpA                         688,349
                                                                                                                       -------------
                                                                                                                          2,719,248
                --------------------------------------------------------------------------------------------------------------------
                Construction Materials - 0.0%                        5,565  Italcementi SpA                                  82,250
                --------------------------------------------------------------------------------------------------------------------
                Diversified Financial Services - 0.0%                4,347  FinecoGroup SpA                                  25,753
                --------------------------------------------------------------------------------------------------------------------
                Diversified Telecommunication Services - 0.3%      278,521  Telecom Italia SpA                              859,965
                                                                   258,085  Telecom Italia SpA - RNC                        593,002
                                                                                                                       -------------
                                                                                                                          1,452,967
                --------------------------------------------------------------------------------------------------------------------
                Electric Utilities - 0.1%                           76,006  Enel SpA                                        621,148
                --------------------------------------------------------------------------------------------------------------------
                Gas Utilities - 0.0%                                21,946  Snam Rete Gas SpA                               106,029
                --------------------------------------------------------------------------------------------------------------------

                                               Master International Index Series
Schedule of Investments as of September 30, 2004 (continued)

                                                                                                                         Value
Country         Industry*                                      Shares Held  Common Stock                           (in U.S. dollars)
------------------------------------------------------------------------------------------------------------------------------------
Italy           Hotels, Restaurants & Leisure - 0.0%                 4,473  Autogrill SpA (a)                          $     63,605
(concluded)     --------------------------------------------------------------------------------------------------------------------
                Industrial Conglomerates - 0.0%                    119,974  Pirelli & C. SpA                                122,782
                --------------------------------------------------------------------------------------------------------------------
                Insurance - 0.3%                                    23,052  Alleanza Assicurazioni SpA                      266,436
                                                                    29,685  Assicurazioni Generali SpA                      815,906
                                                                    11,651  Riunione Adriatica di Sicurta SpA               223,801
                                                                                                                       -------------
                                                                                                                          1,306,143
                --------------------------------------------------------------------------------------------------------------------
                Internet Software & Services - 0.0%                170,961  Telecom Italia Media SpA (a)                     56,205
                                                                     2,170  Tiscali SpA (a)                                   7,897
                                                                                                                       -------------
                                                                                                                             64,102
                --------------------------------------------------------------------------------------------------------------------
                Media - 0.1%                                        13,547  Gruppo Editoriale L'Espresso SpA                 74,873
                                                                    18,663  Mediaset SpA                                    211,860
                                                                     5,198  Mondadori (Arnoldo) Editore SpA                  49,194
                                                                   171,874  Seat Pagine Gialle SpA                           55,971
                                                                                                                       -------------
                                                                                                                            391,898
                --------------------------------------------------------------------------------------------------------------------
                Multiline Retail - 0.0%                              5,245  La Rinascente SpA                                13,029
                --------------------------------------------------------------------------------------------------------------------
                Multi-Utilities & Unregulated Power - 0.0%          16,589  Edison SpA (a)                                   28,845
                --------------------------------------------------------------------------------------------------------------------
                Oil & Gas - 0.4%                                    79,504  ENI SpA                                       1,782,032
                                                                     1,875  ENI SpA (ADR)(b)                                210,563
                                                                                                                       -------------
                                                                                                                          1,992,595
                --------------------------------------------------------------------------------------------------------------------
                Textiles, Apparel & Luxury Goods - 0.1%              5,296  Benetton Group SpA                               63,790
                                                                     9,894  Bulgari SpA                                      98,430
                                                                     4,858  Luxottica Group SpA                              87,005
                                                                                                                       -------------
                                                                                                                            249,225
                --------------------------------------------------------------------------------------------------------------------
                Transportation Infrastructure - 0.1%                 9,895  Autotrade SpA                                   211,836
                --------------------------------------------------------------------------------------------------------------------
                Wireless Telecommunication Services - 0.1%         119,449  Telecom Italia Mobile (TIM) SpA                 643,567
                --------------------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in Italy                 10,853,247
------------------------------------------------------------------------------------------------------------------------------------
Japan           Air Freight & Logistics - 0.0%                      11,000  Yamato Transport Co., Ltd.                      151,404
                --------------------------------------------------------------------------------------------------------------------
                Airlines - 0.0%                                     28,000  Japan Airlines System Corporation                76,723
                --------------------------------------------------------------------------------------------------------------------
                Auto Components - 0.3%                               3,200  Aisin Seiki Co. Ltd.                             78,973
                                                                    21,000  Bridgestone Corp.                               389,648
                                                                    21,600  Denso Corporation                               510,529
                                                                     1,000  NGK Spark Plug Co., Ltd.                         10,416
                                                                    12,000  Sanden Corporation                               78,937
                                                                     7,000  Stanley Electric Co., Ltd.                       98,063
                                                                     1,000  Toyoda Gosei Co., Ltd.                           19,371
                                                                     8,000  Toyota Industries Corporation                   181,826
                                                                                                                       -------------
                                                                                                                          1,367,763
                --------------------------------------------------------------------------------------------------------------------
                Automobiles - 1.3%                                  27,400  Honda Motor Co., Ltd.                         1,327,551
                                                                    90,600  Nissan Motor Co., Ltd.                          986,436
                                                                   107,000  Toyota Motor Corporation                      4,096,902
                                                                     9,000  Yamaha Motor Co., Ltd.                          136,370
                                                                                                                       -------------
                                                                                                                          6,547,259
                --------------------------------------------------------------------------------------------------------------------

                                               Master International Index Series
Schedule of Investments as of September 30, 2004 (continued)

                                                                                                                         Value
Country         Industry*                                      Shares Held  Common Stock                           (in U.S. dollars)
------------------------------------------------------------------------------------------------------------------------------------
Japan           Beverages - 0.1%                                     9,000  Asahi Breweries Limited                    $     91,621
(continued)                                                         25,000  Kirin Brewery Company, Ltd.                     215,942
                                                                    27,000  Sapporo Breweries Limited                        87,211
                                                                    13,000  Takara Shuzo Co., Ltd.                           79,263
                                                                                                                       -------------
                                                                                                                            474,037
                --------------------------------------------------------------------------------------------------------------------
                Building Products - 0.1%                            21,000  Asahi Glass Company, Limited                    191,108
                                                                     2,000  Central Glass Co., Ltd.                          14,662
                                                                     5,000  Daikin Industries, Ltd.                         120,900
                                                                    12,000  JS Group Corporation                            219,389
                                                                    24,000  Nippon Sheet Glass Company, Ltd.                 78,828
                                                                     9,000  Toto Limited                                     78,147
                                                                                                                       -------------
                                                                                                                            703,034
                --------------------------------------------------------------------------------------------------------------------
                Capital Markets - 0.3%                              35,000  Daiwa Securities Group Inc.                     221,658
                                                                     1,100  Jafco Co., Ltd.                                  57,887
                                                                    44,000  The Nikko Securities Co., Ltd.                  178,451
                                                                    65,000  The Nomura Securities Co., Ltd.                 834,505
                                                                                                                       -------------
                                                                                                                          1,292,501
                --------------------------------------------------------------------------------------------------------------------
                Chemicals - 0.6%                                    58,000  Asahi Chemical Industry Co., Ltd.               250,492
                                                                     3,000  Daicel Chemical Industries, Ltd.                 14,835
                                                                    30,000  Dainippon Ink and Chemicals, Inc.                66,416
                                                                     3,000  Denki Kagaku Kogyo Kabushiki Kaisha               9,119
                                                                     2,500  Hitachi Chemical Company, Ltd.                   36,520
                                                                    11,000  Ishihara Sangyo Kaisha, Ltd.                     21,558
                                                                     4,000  JSR Corporation                                  64,601
                                                                    13,000  Kaneka Corporation                              127,623
                                                                    21,000  Kuraray Co., Ltd.                               157,383
                                                                    42,000  Mitsubishi Chemical Corporation                 127,279
                                                                    18,000  Mitsubishi Gas Chemical Company, Inc.            76,759
                                                                     1,000  Mitsubishi Rayon Company, Ltd.                    3,284
                                                                    13,000  Mitsui Chemicals Inc.                            64,165
                                                                    12,000  Nissan Chemical Industries, Ltd.                 92,002
                                                                     5,110  Nitto Denko Corporation                         235,065
                                                                     4,000  Nok Corporation                                 122,669
                                                                    11,600  Shin-Etsu Chemical Co., Ltd.                    416,785
                                                                    18,000  Showa Denko K.K.                                 42,952
                                                                    14,000  Sumitomo Bakelite Company Limited                84,344
                                                                    58,000  Sumitomo Chemical Co., Ltd.                     274,699
                                                                    43,000  Teijin Limited                                  153,718
                                                                    56,000  Toray Industries, Inc.                          259,130
                                                                     6,000  Tosoh Corporation                                24,280
                                                                    57,000  Ube Industries, Ltd.                             74,990
                                                                                                                       -------------
                                                                                                                          2,800,668
                --------------------------------------------------------------------------------------------------------------------
                Commercial Banks - 1.1%                             12,000  The 77 Bank, Ltd.                                67,396
                                                                    31,000  The Bank of Fukuoka, Ltd.                       147,947
                                                                    31,000  The Bank of Yokohama, Ltd. (a)                  166,511

                                               Master International Index Series
Schedule of Investments as of September 30, 2004 (continued)

                                                                                                                         Value
Country         Industry*                                      Shares Held  Common Stock                           (in U.S. dollars)
------------------------------------------------------------------------------------------------------------------------------------
Japan           Commercial Banks                                    31,000  The Chiba Bank, Ltd.                       $    162,573
(continued)     (concluded)                                        141,000  Daiwa Bank Holdings, Inc.                       212,367
                                                                    13,000  The Gunma Bank Ltd.                              63,694
                                                                    17,000  Hokuhoku Financial Group, Inc.                   35,476
                                                                    23,000  The Joyo Bank, Ltd.                              92,655
                                                                       156  Mitsubishi Tokyo Financial Group, Inc.        1,300,767
                                                                    26,000  Mitsui Trust Holdings, Inc.                     163,952
                                                                       272  Mizuho Financial Group, Inc.                  1,021,712
                                                                    10,000  Shinsei Bank, Ltd.                               60,609
                                                                    29,000  The Shizuoka Bank, Ltd.                         218,128
                                                                       139  Sumitomo Mitsui Financial Group, Inc.           794,538
                                                                    35,000  The Sumitomo Trust and Banking Co., Ltd.        207,050
                                                                     4,000  The Suruga Bank, Ltd.                            28,490
                                                                       130  UFJ Holdings, Inc.                              569,705
                                                                                                                       -------------
                                                                                                                          5,313,570
                --------------------------------------------------------------------------------------------------------------------
                Commercial Services & Supplies - 0.2%                2,000  Benesse Corporation                              55,709
                                                                    28,000  Dai Nippon Printing Co., Ltd.                   374,468
                                                                     5,000  Kokuyo Co., Ltd.                                 53,350
                                                                       500  Meitec Corp.                                     17,965
                                                                     6,000  Secom Co., Ltd.                                 208,502
                                                                    15,000  Toppan Printing Co., Ltd.                       147,122
                                                                                                                       -------------
                                                                                                                            857,116
                --------------------------------------------------------------------------------------------------------------------
                Computers & Peripherals - 0.3%                      72,000  Fujitsu Limited                                 416,132
                                                                    52,000  NEC Corporation                                 310,920
                                                                     4,300  Seiko Epson Corporation                         183,369
                                                                    93,000  Toshiba Corporation                             341,741
                                                                                                                       -------------
                                                                                                                          1,252,162
                --------------------------------------------------------------------------------------------------------------------
                Construction & Engineering - 0.1%                    9,457  COMSYS Holdings Corporation                      68,129
                                                                     3,000  JGC Corporation                                  30,513
                                                                    46,000  Kajima Corporation                              150,252
                                                                     9,000  Kinden Corporation                               56,263
                                                                    14,000  Nishimatsu Construction Co., Ltd.                43,315
                                                                    25,000  Obayashi Corporation                            124,303
                                                                    16,000  Shimizu Corporation                              63,585
                                                                    15,000  Taisei Corporation                               47,634
                                                                     3,000  Toda Corporation                                 11,214
                                                                                                                       -------------
                                                                                                                            595,208
                --------------------------------------------------------------------------------------------------------------------
                Construction Materials  - 0.0%                      34,000  Sumitomo Osaka Cement Co., Ltd.                  74,037
                                                                    47,000  Taiheiyo Cement Corporation                     106,610
                                                                                                                       -------------
                                                                                                                            180,647
                --------------------------------------------------------------------------------------------------------------------

                                               Master International Index Series
Schedule of Investments as of September 30, 2004 (continued)

                                                                                                                         Value
Country         Industry*                                      Shares Held  Common Stock                           (in U.S. dollars)
------------------------------------------------------------------------------------------------------------------------------------
Japan           Consumer Finance - 0.3%                              3,100  Acom Co., Ltd.                             $    191,825
(continued)                                                         16,000  Aeon Co., Ltd. (When Issued Shares) (a)         254,920
                                                                       500  Aeon Credit Service Co, Ltd.                     28,490
                                                                     1,850  Aiful Corporation                               181,450
                                                                     3,300  Credit Saison Co., Ltd.                         101,502
                                                                     2,700  Orix Corporation                                276,823
                                                                     3,800  Promise Co., Ltd.                               248,587
                                                                     2,820  Takefuji Corporation                            180,384
                                                                                                                       -------------
                                                                                                                          1,463,981
                --------------------------------------------------------------------------------------------------------------------
                Containers & Packaging - 0.0%                        5,000  Toyo Seikan Kaisha, Ltd.                         77,213
                --------------------------------------------------------------------------------------------------------------------
                Diversified Telecommunication Services - 0.1%          166  Nippon Telegraph & Telephone Corporation        661,199
                                                                            (NTT)
                --------------------------------------------------------------------------------------------------------------------
                Electric Utilities - 0.6%                           27,200  Chubu Electric Power Company,                   575,022
                                                                            Incorporated
                                                                     6,000  Hokkaido Electric Power Company,                107,408
                                                                            Incorporated
                                                                    28,200  Kansai Electric Power Company, Inc.             497,143
                                                                    17,900  Kyushu Electric Power Company,                  335,376
                                                                            Incorporated
                                                                    19,100  Tohoku Electric Power Co., Inc.                 315,055
                                                                    39,700  Tokyo Electric Power                            853,686
                                                                                                                       -------------
                                                                                                                          2,683,690
                --------------------------------------------------------------------------------------------------------------------
                Electrical Equipment - 0.2%                         21,000  Fujikura Ltd.                                    87,075
                                                                    30,000  The Furukawa Electric Co., Ltd. (a)             117,588
                                                                    13,873  Matsushita Electric Works, Ltd.                 109,635
                                                                    75,000  Mitsubishi Electric Corporation                 355,895
                                                                    31,000  Sumitomo Electric Industries                    275,081
                                                                     3,000  Ushio Inc.                                       50,574
                                                                                                                       -------------
                                                                                                                            995,848
                --------------------------------------------------------------------------------------------------------------------
                Electronic Equipment & Instruments - 0.7%            3,000  Alps Electric Co., Ltd.                          35,739
                                                                     4,000  Citizen Watch Co.                                39,160
                                                                    15,000  Dainippon Screen Mfg. Co., Ltd.                  77,576
                                                                     1,500  Hirose Electric Co., Ltd.                       136,778
                                                                   128,000  Hitachi Ltd.                                    773,470
                                                                     3,400  Hoya Corporation                                356,304
                                                                       900  Keyence Corporation                             189,285
                                                                     6,400  Kyocera Corporation                             450,029
                                                                     1,200  Mabuchi Motor Co., Ltd.                          86,014
                                                                     9,200  Murata Manufacturing Co., Ltd.                  442,408
                                                                     2,100  Nidec Corporation                               212,258
                                                                    33,000  Oki Electric Industry Company, Limited          102,100
                                                                            (a)
                                                                    10,000  Omron Corporation                               220,932
                                                                     3,800  TDK Corporation                                 253,069
                                                                     3,000  Yokogawa Electric Corporation                    34,487
                                                                                                                       -------------
                                                                                                                          3,409,609
                --------------------------------------------------------------------------------------------------------------------

                                               Master International Index Series
Schedule of Investments as of September 30, 2004 (continued)

                                                                                                                         Value
Country         Industry*                                      Shares Held  Common Stock                           (in U.S. dollars)
------------------------------------------------------------------------------------------------------------------------------------
Japan           Food & Staples Retailing - 0.2%                      3,900  FamilyMart Co., Ltd.                       $    104,564
(continued)                                                         11,000  Ito-Yokado Co., Ltd.                            377,263
                                                                     2,000  JUSCO Co., Ltd.                                  32,192
                                                                     2,400  Lawson Inc.                                      83,183
                                                                     3,200  Matsumotokiyoshi Co., Ltd.                       80,860
                                                                    14,000  Seven-Eleven Japan Co., Ltd.                    400,127
                                                                     4,000  Uny Co., Ltd.                                    41,120
                                                                                                                       -------------
                                                                                                                          1,119,309
                --------------------------------------------------------------------------------------------------------------------
                Food Products - 0.1%                                17,000  Ajinomoto Co., Inc.                             194,347
                                                                     3,000  Kikkoman Corporation                             26,430
                                                                     1,000  Nichirei Corporation                              3,266
                                                                     2,000  Nippon Meat Packers, Inc.                        26,748
                                                                    12,000  Nisshin Seifun Group Inc.                       115,846
                                                                     5,300  Nissin Food Products Co., Ltd.                  130,078
                                                                    18,000  Snow Brand Milk Products Co., Ltd. (a)           52,261
                                                                     3,000  Yakult Honsha Co., Ltd.                          46,273
                                                                     7,000  Yamazaki Baking Co., Ltd.                        60,972
                                                                                                                       -------------
                                                                                                                            656,221
                --------------------------------------------------------------------------------------------------------------------
                Gas Utilities - 0.1%                                93,000  Osaka Gas Co.                                   253,142
                                                                    78,000  Tokyo Gas Co.                                   276,714
                                                                                                                       -------------
                                                                                                                            529,856
                --------------------------------------------------------------------------------------------------------------------
                Health Care Equipment & Supplies - 0.0%              6,000  Olympus Optical Co., Ltd.                       115,683
                                                                     4,100  Terumo Corporation                               93,372
                                                                                                                       -------------
                                                                                                                            209,055
                --------------------------------------------------------------------------------------------------------------------
                Health Care Providers & Services - 0.0%                200  Nichii Gakkan Company                             5,217
                                                                     1,000  Suzuken Co., Ltd.                                25,949
                                                                                                                       -------------
                                                                                                                             31,166
                --------------------------------------------------------------------------------------------------------------------
                Hotels, Restaurants & Leisure - 0.0%                 1,900  Oriental Land Co., Ltd                          114,984
                                                                     2,000  Skylark Co., Ltd.                                33,117
                                                                                                                       -------------
                                                                                                                            148,101
                --------------------------------------------------------------------------------------------------------------------
                Household Durables - 0.8%                            2,000  Casio Computer Co., Ltd.                         23,572
                                                                     2,000  Daito Trust Construction Co., Ltd.               80,933
                                                                    13,000  Daiwa House Industry Co., Ltd.                  127,034
                                                                    17,000  Kao Corporation                                 375,584
                                                                     1,000  Makita Corporation                               14,118
                                                                    86,000  Matsushita Electric Industrial Company,       1,147,811
                                                                            Ltd.
                                                                     3,800  Pioneer Corporation                              79,300
                                                                    41,000  Sanyo Electric Co., Ltd.                        132,804
                                                                    22,000  Sekisui Chemical Co., Ltd.                      151,703
                                                                    12,000  Sekisui House, Ltd.                             114,540
                                                                    31,000  Sharp Corporation                               426,403
                                                                    34,200  Sony Corporation                              1,166,738
                                                                     2,400  Uni-Charm Corporation                           118,895
                                                                                                                       -------------
                                                                                                                          3,959,435
                --------------------------------------------------------------------------------------------------------------------

                                               Master International Index Series
Schedule of Investments as of September 30, 2004 (continued)

                                                                                                                         Value
Country         Industry*                                      Shares Held  Common Stock                           (in U.S. dollars)
------------------------------------------------------------------------------------------------------------------------------------
Japan           IT Services - 0.1%                                   3,100  CSK Corporation                            $    121,789
(continued)                                                            400  Itochu Techno-Science Corporation                16,658
                                                                        57  NTT Data Corporation                            149,980
                                                                         8  Net One Systems Co., Ltd.                        29,542
                                                                     1,500  Nomura Research Institute, Ltd.                 120,719
                                                                       100  OBIC Co., Ltd.                                   18,763
                                                                       400  Toyo Information Systems Co., Ltd.               13,501
                                                                                                                       -------------
                                                                                                                            470,952
                --------------------------------------------------------------------------------------------------------------------
                Insurance - 0.3%                                        50  Millea Holdings, Inc.                           644,195
                                                                    41,000  Mitsui Sumitomo Insurance Company,              338,148
                                                                            Limited
                                                                     7,750  T&D Holdings, Inc.                              338,928
                                                                    29,000  The Yasuda Fire & Marine Insurance Co.          245,756
                                                                            Ltd.                                       -------------
                                                                                                                          1,567,027
                --------------------------------------------------------------------------------------------------------------------
                Internet & Catalog Retail - 0.0%                        13  Rakuten, Inc.                                    84,571
                --------------------------------------------------------------------------------------------------------------------
                Internet Software & Services - 0.1%                  7,300  Softbank Corp.                                  338,457
                                                                        13  Yahoo Japan Corporation (a)                      57,796
                                                                        49  Yahoo Japan Corporation (When Issued            216,069
                                                                            Shares) (a)                                -------------
                                                                                                                            612,322
                --------------------------------------------------------------------------------------------------------------------
                Leisure Equipment & Products - 0.2%                  2,100  BANDAI CO., LTD.                                 49,444
                                                                    15,000  Fuji Photo Film                                 492,673
                                                                     1,400  SANKYO COMPANY, LIMITED                          55,256
                                                                     2,000  Sammy Corporation                                97,990
                                                                     3,500  Shimano Inc.                                     89,393
                                                                     6,600  Yamaha Corporation                              100,424
                                                                                                                       -------------
                                                                                                                            885,180
                --------------------------------------------------------------------------------------------------------------------
                Machinery - 0.4%                                    20,000  Amada Co., Ltd.                                 104,342
                                                                    22,000  Ebara Corporation                                94,615
                                                                     4,100  Fanuc Ltd.                                      215,760
                                                                     5,000  Hino Motors, Ltd.                                34,841
                                                                    13,000  Ishikawajima-Harima Heavy Industries             18,636
                                                                            Co., Ltd. (a)
                                                                    26,000  Kawasaki Heavy Industries Ltd.                   39,160
                                                                    43,000  Komatsu Ltd.                                    276,224
                                                                     8,000  Koyo Seiko Co.                                   89,643
                                                                    47,000  Kubota Corporation                              221,748
                                                                     3,000  Kurita Water Industries Ltd.                     40,693
                                                                    25,000  Minebea Company Ltd.                            102,073
                                                                    88,000  Mitsubishi Heavy Industries, Ltd.               248,315
                                                                    50,000  Mitsui Engineering & Shipbuilding Co.,           75,307
                                                                            Ltd.
                                                                     3,000  NGK Insulators, Ltd.                             25,232
                                                                    14,000  NSK Limited                                      60,083
                                                                    15,000  NTN Corporation                                  79,481
                                                                     1,400  SMC Corporation                                 134,011
                                                                    32,000  Sumitomo Heavy Industries, Ltd. (a)              94,651
                                                                     3,700  THK Co., Ltd.                                    62,207
                                                                     9,000  Takuma Co., Ltd.                                 64,184
                                                                                                                       -------------
                                                                                                                          2,081,206
                --------------------------------------------------------------------------------------------------------------------

                                               Master International Index Series
Schedule of Investments as of September 30, 2004 (continued)

                                                                                                                         Value
Country         Industry*                                      Shares Held  Common Stock                           (in U.S. dollars)
------------------------------------------------------------------------------------------------------------------------------------
Japan           Marine - 0.1%                                       11,000  Kawasaki Kisen Kaisha, Ltd.                $     75,253
(continued)                                                         25,000  Mitsui O.S.K. Lines, Ltd.                       149,934
                                                                    37,000  Nippon Yusen Kabushiki Kaisha                   191,353
                                                                                                                       -------------
                                                                                                                            416,540
                --------------------------------------------------------------------------------------------------------------------
                Media - 0.1%                                           600  Asatsu-Dk Inc.                                   16,495
                                                                        33  Dentsu Inc.                                      88,327
                                                                        26  Fuji Television Network, Incorporated            52,842
                                                                     5,000  Toho Co., Ltd.                                   70,998
                                                                     4,000  Tokyo Broadcasting System, Inc.                  62,387
                                                                                                                       -------------
                                                                                                                            291,049
                --------------------------------------------------------------------------------------------------------------------
                Metals & Mining - 0.3%                               7,000  Dowa Mining Co., Ltd.                            46,936
                                                                    17,900  JFE Holdings, Inc.                              509,967
                                                                    54,000  Kobe Steel, Ltd.                                 78,392
                                                                    10,000  Mitsubishi Materials Corporation                 21,140
                                                                    22,000  Mitsui Mining & Smelting Co., Ltd.               85,832
                                                                   202,000  Nippon Steel Corporation                        480,189
                                                                    40,000  Nisshin Steel Co., Ltd.                          88,554
                                                                    99,000  Sumitomo Metal Industries, Ltd.                 117,670
                                                                    13,000  Sumitomo Metal Mining Co.                        90,115
                                                                                                                       -------------
                                                                                                                          1,518,795
                --------------------------------------------------------------------------------------------------------------------
                Multiline Retail - 0.1%                              9,000  The Daimaru, Inc.                                69,246
                                                                     6,000  Hankyu Department Stores, Inc.                   41,973
                                                                     1,000  Isetan Company Ltd.                              10,289
                                                                     7,000  Marui Co., Ltd.                                  87,964
                                                                    16,000  Mitsukoshi, Ltd.                                 79,844
                                                                     1,800  Ryohin Keikaku Company Limited                   77,739
                                                                     4,000  Takashimaya Co., Ltd.                            33,280
                                                                                                                       -------------
                                                                                                                            400,335
                --------------------------------------------------------------------------------------------------------------------
                Office Electronics - 0.4%                           30,000  Canon, Inc.                                   1,409,971
                                                                    12,000  Konica Corporation                              164,079
                                                                    28,000  Ricoh Co., Ltd.                                 527,151
                                                                                                                       -------------
                                                                                                                          2,101,202
                --------------------------------------------------------------------------------------------------------------------
                Oil & Gas - 0.1%                                    21,000  Nippon Mining Holdings, Inc.                    106,319
                                                                    39,000  Nippon Mitsubishi Oil Corp.                     245,928
                                                                     6,000  Showa Shell Sekiyu K.K.                          53,241
                                                                    17,000  Teikoku Oil Co., Ltd.                            94,243
                                                                    10,000  TonenGeneral Sekiyu K.K.                         86,286
                                                                                                                       -------------
                                                                                                                            586,017
                --------------------------------------------------------------------------------------------------------------------
                Paper & Forest Products - 0.1%                          43  Nippon Paper Group, Inc.                        188,441
                                                                    20,000  Oji Paper Co., Ltd.                             113,052
                                                                                                                       -------------
                                                                                                                            301,493
                --------------------------------------------------------------------------------------------------------------------
                Personal Products - 0.0%                             1,700  ADERANS Company Limited                          33,625
                                                                    10,000  Shiseido Company, Limited                       122,942
                                                                                                                       -------------
                                                                                                                            156,567
                --------------------------------------------------------------------------------------------------------------------

                                               Master International Index Series
Schedule of Investments as of September 30, 2004 (continued)

                                                                                                                         Value
Country         Industry*                                      Shares Held  Common Stock                           (in U.S. dollars)
------------------------------------------------------------------------------------------------------------------------------------
Japan           Pharmaceuticals - 0.7%                              13,000  Chugai Pharmaceutical Co., Ltd.            $    187,425
(continued)                                                         12,200  Daiichi Pharmaceutical Co., Ltd.                209,984
                                                                    11,000  Eisai Company, Ltd.                             299,415
                                                                     8,000  Fujisawa Pharmaceutical Co., Ltd.               180,375
                                                                    11,000  Kaken Pharmaceutical Co., Ltd.                   63,476
                                                                    11,000  Kyowa Hakko Kogyo Co., Ltd.                      71,760
                                                                    11,300  Sankyo Company, Ltd.                            238,888
                                                                    14,000  Shionogi & Co., Ltd.                            200,572
                                                                     7,000  Taisho Pharmaceutical Company, Ltd.             129,565
                                                                    32,000  Takeda Pharmaceutical Company Limited         1,451,709
                                                                    10,000  Yamanouchi Pharmaceutical Co., Ltd.             323,005
                                                                                                                       -------------
                                                                                                                          3,356,174
                --------------------------------------------------------------------------------------------------------------------
                Real Estate - 0.2%                                      16  Japan Real Estate Investment Corporation        127,024
                                                                        15  Japan Retail Fund Investment Corporation        112,281
                                                                     2,300  Leopalace21 Corporation                          42,467
                                                                    30,000  Mitsubishi Estate Company, Limited              313,025
                                                                    21,000  Mitsui Fudosan Co., Ltd.                        218,355
                                                                        19  Office Building Fund of Japan                   149,462
                                                                            Incorporated
                                                                    10,000  Sumitomo Realty & Development Co., Ltd.         106,610
                                                                    26,000  Tokyu Land Corporation                           70,063
                                                                                                                       -------------
                                                                                                                          1,139,287
                --------------------------------------------------------------------------------------------------------------------
                Road & Rail - 0.5%                                      41  Central Japan Railway Company                   322,152
                                                                       114  East Japan Railway Company                      589,575
                                                                    15,000  Keihin Electric Express Railway Co.,             84,925
                                                                            Ltd.
                                                                    19,000  Keio Electric Railway Co., Ltd.                  99,124
                                                                    72,000  Kinki Nippon Railway Co., Ltd.                  241,709
                                                                    41,000  Nippon Express Co., Ltd.                        198,648
                                                                    25,000  Odakyu Electric Railway Co., Ltd.               132,242
                                                                    42,000  Tobu Railway Co., Ltd.                          153,573
                                                                    45,000  Tokyu Corporation                               204,963
                                                                        49  West Japan Railway Company                      191,172
                                                                                                                       -------------
                                                                                                                          2,218,083
                --------------------------------------------------------------------------------------------------------------------
                Semiconductors &                                     1,800  Advantest Corporation                           106,973
                Semiconductor Equipment - 0.2%                       1,200  NEC Electronics Corporation                      61,298
                                                                     6,000  Nikon Corporation                                56,508
                                                                     3,400  Rohm Company Ltd.                               341,805
                                                                     9,000  Sanken Electric Co., Ltd.                        85,660
                                                                     5,600  Tokyo Electron Limited                          272,849
                                                                                                                       -------------
                                                                                                                            925,093
                --------------------------------------------------------------------------------------------------------------------
                Software - 0.2%                                      5,700  Capcom Company, Ltd.                             51,407
                                                                     3,600  Konami Co., Ltd.                                 79,699
                                                                     4,500  Namco Limited                                    51,037
                                                                     4,500  Namco Limited (When Issued Shares) (a)           51,037

                                               Master International Index Series
Schedule of Investments as of September 30, 2004 (continued)

                                                                                                                         Value
Country         Industry*                                      Shares Held  Common Stock                           (in U.S. dollars)
------------------------------------------------------------------------------------------------------------------------------------
Japan           Software                                             3,100  Nintendo Company Ltd.                      $    379,150
(concluded)     (concluded)                                            900  Oracle Corporation Japan                         44,341
                                                                     2,800  Sega Enterprises Ltd. (a)                        37,828
                                                                     4,000  Trend Micro Incorporated                        172,027
                                                                                                                       -------------
                                                                                                                            866,526
                --------------------------------------------------------------------------------------------------------------------
                Specialty Retail - 0.1%                              2,800  Aoyamma Trading Co., Ltd.                        63,512
                                                                     1,300  Autobacs Seven Co., Ltd.                         36,329
                                                                     2,400  Fast Retailing Co., Ltd.                        163,099
                                                                       600  Shimachu Co., Ltd.                               14,481
                                                                       600  Shimamura Co., Ltd.                              39,958
                                                                       700  USS Co., Ltd.                                    52,779
                                                                     4,200  Yamada Denki Co. Ltd.                           144,808
                                                                                                                       -------------
                                                                                                                            514,966
                --------------------------------------------------------------------------------------------------------------------
                Textiles, Apparel & Luxury Goods - 0.0%              1,000  Nisshinbo Industries Inc.                         6,723
                                                                     9,000  Onward Kashiyama Co., Ltd.                      124,938
                                                                     2,000  Toyobo Co., Ltd.                                  4,537
                                                                     5,000  Wacoal Corp.                                     48,995
                                                                     1,600  World Co., Ltd.                                  43,333
                                                                                                                       -------------
                                                                                                                            228,526
                --------------------------------------------------------------------------------------------------------------------
                Tobacco - 0.0%                                          27  Japan Tobacco, Inc.                             225,868
                --------------------------------------------------------------------------------------------------------------------
                Trading Companies & Distributors - 0.3%             59,000  ITOCHU Corporation                              251,599
                                                                    31,000  Marubeni Corporation                             82,130
                                                                    38,000  Mitsubishi Corporation                          410,634
                                                                    39,000  Mitsui & Co., Ltd.                              326,607
                                                                       100  Nissho Iwai-Nichimen Holdings                       389
                                                                            Corporation
                                                                    40,000  Sumitomo Corporation                            297,600
                                                                                                                       -------------
                                                                                                                          1,368,959
                --------------------------------------------------------------------------------------------------------------------
                Transportation Infrastructure - 0.0%                 2,000  Kamigumi Co., Ltd.                               14,481
                                                                     8,000  Mitsubishi Logistics Corp.                       70,263
                                                                                                                       -------------
                                                                                                                             84,744
                --------------------------------------------------------------------------------------------------------------------
                Wireless Telecommunication Services - 0.2%             683  NTT DoCoMo, Inc.                              1,158,835
                --------------------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in Japan                 61,117,091
------------------------------------------------------------------------------------------------------------------------------------
Luxemborg       Metals & Mining - 0.1%                              16,250  Arcelor                                         300,316
                --------------------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in Luxemborg                300,316
------------------------------------------------------------------------------------------------------------------------------------
Netherlands     Aerospace & Defense - 0.1%                          11,400  European Aeronautic Defence and Space           302,007
                                                                            Company
                --------------------------------------------------------------------------------------------------------------------
                Air Freight & Logistics - 0.1%                      12,576  TNT Post Group NV                               307,233
                --------------------------------------------------------------------------------------------------------------------
                Beverages - 0.1%                                    11,725  Heineken NV                                     352,994
                --------------------------------------------------------------------------------------------------------------------
                Biotechnology - 0.0%                                 4,938  QIAGEN NV (a)                                    55,810
                --------------------------------------------------------------------------------------------------------------------
                Chemicals - 0.1%                                    12,543  Akzo Nobel NV                                   442,894
                                                                     1,968  DSM NV                                          102,659
                                                                                                                       -------------
                                                                                                                            545,553
                --------------------------------------------------------------------------------------------------------------------
                Commercial Banks - 0.2%                             52,985  ABN AMRO Holding NV                           1,203,617
                --------------------------------------------------------------------------------------------------------------------
                Commercial Services & Supplies - 0.0%                1,086  Randstad Holding NV                              39,331
                                                                     7,896  Vedior NV 'A'                                   122,095
                                                                                                                       -------------
                                                                                                                            161,426
                --------------------------------------------------------------------------------------------------------------------

                                               Master International Index Series
Schedule of Investments as of September 30, 2004 (continued)

                                                                                                                         Value
Country         Industry*                                      Shares Held  Common Stock                           (in U.S. dollars)
------------------------------------------------------------------------------------------------------------------------------------
Netherlands     Diversified Financial Services - 0.4%                3,935  Euronext NV                                $    111,967
(concluded)                                                         63,707  ING Groep NV                                  1,607,802
                                                                                                                       -------------
                                                                                                                          1,719,769
                --------------------------------------------------------------------------------------------------------------------
                Diversified Telecommunication Services - 0.1%       80,279  KPN NV                                          601,230
                --------------------------------------------------------------------------------------------------------------------
                Energy Equipment & Services - 0.0%                     228  IHC Caland NV                                    11,803
                --------------------------------------------------------------------------------------------------------------------
                Food & Staples Retailing - 0.1%                     48,361  Koninklijke Ahold NV                            308,731
                --------------------------------------------------------------------------------------------------------------------
                Food Products - 0.3%                                 7,219  Royal Numico NV                                 229,888
                                                                    19,510  Unilever NV 'A'                               1,122,399
                                                                                                                       -------------
                                                                                                                          1,352,287
                --------------------------------------------------------------------------------------------------------------------
                Household Durables - 0.2%                           47,294  Koninklijke (Royal) Philips Electronics       1,083,150
                                                                            NV
                --------------------------------------------------------------------------------------------------------------------
                IT Services - 0.0%                                  14,185  Getronics NV (a)                                 29,598
                --------------------------------------------------------------------------------------------------------------------
                Insurance - 0.1%                                    48,831  Aegon NV                                        526,426
                --------------------------------------------------------------------------------------------------------------------
                Media - 0.2%                                        27,301  Reed Elsevier NV                                351,624
                                                                    11,696  VNU NV                                          300,697
                                                                     8,647  Wolters Kluwer NV 'A'                           145,521
                                                                                                                       -------------
                                                                                                                            797,842
                --------------------------------------------------------------------------------------------------------------------
                Office Electronics - 0.0%                              194  Oce NV                                            3,029
                --------------------------------------------------------------------------------------------------------------------
                Oil & Gas - 0.8%                                    75,688  Royal Dutch Petroleum Company                 3,898,366
                --------------------------------------------------------------------------------------------------------------------
                Real Estate - 0.1%                                   1,655  Corio NV                                         79,363
                                                                     1,648  Rodamco Europe NV                               107,970
                                                                       332  Wereldhave NV                                    28,637
                                                                                                                       -------------
                                                                                                                            215,970
                --------------------------------------------------------------------------------------------------------------------
                Semiconductors &                                    16,636  ASM Lithography Holding NV                      214,057
                Semiconductor Equipment - 0.0%
                --------------------------------------------------------------------------------------------------------------------
                Trading Companies & Distributors - 0.1%            136,260  Hagemeyer NV (a)                                253,852
                --------------------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in the Netherlands       13,944,750
------------------------------------------------------------------------------------------------------------------------------------
New Zealand     Construction Materials - 0.0%                       20,926  Fletcher Building Limited                        84,433
                --------------------------------------------------------------------------------------------------------------------
                Diversified Telecommunication Services - 0.1%       72,311  Telecom Corporation of New Zealand              287,853
                                                                            NV
                --------------------------------------------------------------------------------------------------------------------
                Electric Utilities - 0.0%                           25,494  Contact Energy Limited                          104,070
                --------------------------------------------------------------------------------------------------------------------
                Health Care Equipment & Supplies - 0.0%              9,115  Fisher & Paykel Industries Limited               93,638
                --------------------------------------------------------------------------------------------------------------------
                Household Durables - 0.0%                           30,232  Fisher & Paykel Appliances Holdings              82,546
                                                                            Limited
                --------------------------------------------------------------------------------------------------------------------
                Insurance - 0.0%                                    11,556  Tower Limited                                    16,557
                --------------------------------------------------------------------------------------------------------------------
                Multiline Retail - 0.0%                             16,257  The Warehouse Group Limited                      46,476
                --------------------------------------------------------------------------------------------------------------------
                Paper & Forest Products - 0.0%                       5,644  Carter Holt Harvey Limited                        8,583
                                                                       253  Fletcher Challenge Forests                          352
                                                                                                                       -------------
                                                                                                                              8,935
                --------------------------------------------------------------------------------------------------------------------
                Transportation Infrastructure - 0.0%                16,200  Auckland International Airport Limited           78,174
                --------------------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in New Zealand              802,682
------------------------------------------------------------------------------------------------------------------------------------
Norway          Beverages - 0.1%                                    10,156  Orkla ASA 'A'                                   280,623
                --------------------------------------------------------------------------------------------------------------------
                Chemicals - 0.0%                                     8,336  Yara International ASA (a)                       88,543
                --------------------------------------------------------------------------------------------------------------------
                Commercial Banks - 0.0%                             21,828  DNB Holding ASA                                 172,672
                --------------------------------------------------------------------------------------------------------------------
                Communications Equipment - 0.0%                      9,463  Tandberg ASA                                     85,401
                --------------------------------------------------------------------------------------------------------------------
                Diversified Telecommunication Services - 0.0%          913  Telenor A/S                                       6,951
                                                                     8,900  Telenor A/S (ADR)(b)                            201,585
                                                                                                                       -------------
                                                                                                                            208,536
                --------------------------------------------------------------------------------------------------------------------

                                               Master International Index Series
Schedule of Investments as of September 30, 2004 (continued)

                                                                                                                         Value
Country         Industry*                                      Shares Held  Common Stock                           (in U.S. dollars)
------------------------------------------------------------------------------------------------------------------------------------
Norway          Energy Equipment & Services - 0.0%                   3,691  Smedvig ASA 'A'                            $     48,252
(concluded)     --------------------------------------------------------------------------------------------------------------------
                Insurance - 0.0%                                    14,543  Storebrand ASA                                  109,642
                --------------------------------------------------------------------------------------------------------------------
                Machinery - 0.0%                                     2,598  Tomra Systems ASA                                 9,803
                --------------------------------------------------------------------------------------------------------------------
                Media - 0.0%                                         3,568  Schibsted ASA                                    75,929
                --------------------------------------------------------------------------------------------------------------------
                Oil & Gas - 0.1%                                     5,039  Norsk Hydro ASA                                 366,799
                                                                    23,291  Statoil ASA                                     333,890
                                                                                                                       -------------
                                                                                                                            700,690
                --------------------------------------------------------------------------------------------------------------------
                Paper & Forest Products - 0.0%                       3,089  Norske Skogindustrier ASA                        55,411
                --------------------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in Norway                 1,835,501
------------------------------------------------------------------------------------------------------------------------------------
Portugal        Commercial Banks - 0.1%                             28,711  BPI-SGPS, SA (Registered Shares)                107,690
                                                                    98,178  Banco Comercial Portugues, SA (BCP)             213,390
                                                                            (Registered Shares)
                                                                     7,594  Banco Espirito Santo, SA                        126,857
                                                                            (Registered Shares)                        -------------
                                                                                                                            447,937
                --------------------------------------------------------------------------------------------------------------------
                Construction Materials - 0.0%                       15,305  CIMPOR-Cimentos de Portugal, SGPS, SA            78,887
                --------------------------------------------------------------------------------------------------------------------
                Diversified Telecommunication Services - 0.1%       27,678  Portugal Telecom SA (Registered Shares)         304,916
                --------------------------------------------------------------------------------------------------------------------
                Electric Utilities - 0.0%                           52,925  Electricidade de Portugal, SA (EDP)             154,472
                --------------------------------------------------------------------------------------------------------------------
                Food & Staples Retailing - 0.0%                      4,098  Jeronimo Martins, SGPS, SA (a)                   46,164
                --------------------------------------------------------------------------------------------------------------------
                Industrial Conglomerates - 0.0%                     38,364  Sonae, SGPS, SA                                  42,883
                --------------------------------------------------------------------------------------------------------------------
                Media - 0.0%                                         2,349  PT Multimedia-Servicos de                        52,368
                                                                            Telecomunicacoes e Multimedia, SGPS, SA
                --------------------------------------------------------------------------------------------------------------------
                Transportation Infrastructure - 0.0%                 7,477  Brisa-Auto Estradas de Portugal, SA              60,733
                --------------------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in Portugal               1,188,360
------------------------------------------------------------------------------------------------------------------------------------
Singapore       Aerospace & Defense - 0.0%                          56,213  Singapore Technologies Engineering Ltd.          70,116
                --------------------------------------------------------------------------------------------------------------------
                Air Freight & Logistics - 0.0%                     138,954  Singapore Post Limited                           66,027
                --------------------------------------------------------------------------------------------------------------------
                Airlines - 0.0%                                     27,582  Singapore Airlines Limited                      178,572
                --------------------------------------------------------------------------------------------------------------------
                Beverages - 0.0%                                     3,836  Fraser & Neave Limited                           31,670
                --------------------------------------------------------------------------------------------------------------------
                Commercial Banks - 0.2%                             50,751  DBS Group Holdings Limited                      482,309
                                                                    36,598  Oversea-Chinese Banking Corporation Ltd.        304,331
                                                                    40,572  United Overseas Bank Ltd.                       330,148
                                                                                                                       -------------
                                                                                                                          1,116,788
                --------------------------------------------------------------------------------------------------------------------
                Computers & Peripherals - 0.0%                       5,907  Creative Technology Limited                      65,259
                --------------------------------------------------------------------------------------------------------------------
                Distributors - 0.0%                                  3,331  Cycle & Carriage Ltd.                            16,323
                --------------------------------------------------------------------------------------------------------------------
                Diversified Financial Services - 0.0%               82,000  Singapore Exchange Limited                       86,208
                --------------------------------------------------------------------------------------------------------------------
                Diversified Telecommunication Services - 0.1%      273,881  Singapore Telecommunications Limited            374,154
                --------------------------------------------------------------------------------------------------------------------
                Electronic Equipment & Instruments - 0.0%            5,000  Venture Manufacturing (Singapore) Ltd.           49,002
                --------------------------------------------------------------------------------------------------------------------
                Health Care Providers & Services - 0.0%             83,000  Parkway Holdings Limited                         65,568
                --------------------------------------------------------------------------------------------------------------------
                Hotels Restaurants & Leisure - 0.0%                  2,631  Overseas Union Enterprise Ltd.                   11,408
                --------------------------------------------------------------------------------------------------------------------
                Industrial Conglomerates - 0.0%                      1,766  Haw Par Corporation Ltd.                          5,203
                                                                    25,914  Keppel Corporation Ltd.                         121,597
                                                                    24,154  SembCorp Industries Limited                      21,090
                                                                                                                       -------------
                                                                                                                            147,889
                --------------------------------------------------------------------------------------------------------------------
                Machinery - 0.0%                                   107,427  SembCorp Marine Limited                          66,360
                --------------------------------------------------------------------------------------------------------------------
                Media - 0.0%                                        42,116  Singapore Press Holdings Limited                118,573
                --------------------------------------------------------------------------------------------------------------------

                                               Master International Index Series
Schedule of Investments as of September 30, 2004 (continued)

                                                                                                                         Value
Country         Industry*                                      Shares Held  Common Stock                           (in U.S. dollars)
------------------------------------------------------------------------------------------------------------------------------------
Singapore       Real Estate - 0.0%                                  33,833  Capitaland Limited                         $     35,971
(concluded)                                                         32,535  City Developments Limited                       126,577
                                                                                                                       -------------
                                                                                                                            162,548
                --------------------------------------------------------------------------------------------------------------------
                Road & Rail - 0.0%                                 104,816  ComfortDelGro Corporation Limited                81,557
                --------------------------------------------------------------------------------------------------------------------
                Semiconductors &                                    89,002  Chartered Semiconductor Manufacturing            54,450
                Semiconductor Equipment - 0.0%                              Limited (a)
                                                                     1,120  Chartered Semiconductor Manufacturing             6,787
                                                                            Limited (ADR)(a)(b)                        -------------
                                                                                                                             61,237
                --------------------------------------------------------------------------------------------------------------------
                Transportation Infrastructure - 0.0%                43,000  SembCorp Logistics Limited                       57,977
                --------------------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in Singapore              2,827,237
------------------------------------------------------------------------------------------------------------------------------------
Spain           Airlines - 0.0%                                     31,929  Iberia Lineas Aereas de Espana SA                88,432
                --------------------------------------------------------------------------------------------------------------------
                Biotechnology - 0.0%                                 6,228  Zeltia, SA                                       42,930
                --------------------------------------------------------------------------------------------------------------------
                Commercial Banks - 0.6%                             97,327  Banco Bilbao Vizcaya, SA                      1,339,352
                                                                     4,521  Banco Popular Espanol SA                        251,219
                                                                   127,257  Banco Santander Central Hispano SA            1,242,298
                                                                                                                       -------------
                                                                                                                          2,832,869
                --------------------------------------------------------------------------------------------------------------------
                Construction & Engineering - 0.1%                    6,197  ACS, Actividades de Construccion y              112,910
                                                                            Servicios, SA
                                                                       446  Acciona SA                                       28,555
                                                                     2,428  Fomento de Construcciones y Contratas SA         90,136
                                                                     3,360  Grupo Ferrovial, SA                             150,024
                                                                                                                       -------------
                                                                                                                            381,625
                --------------------------------------------------------------------------------------------------------------------
                Diversified Telecommunication Services - 0.4%      138,369  Telefonica SA                                 2,070,844
                                                                     1,081  Telefonica SA (ADR) (b)                          48,634
                                                                                                                       -------------
                                                                                                                          2,119,478
                --------------------------------------------------------------------------------------------------------------------
                Electric Utilities - 0.2%                           27,059  Endesa SA                                       515,200
                                                                    21,139  Iberdrola SA                                    438,452
                                                                     8,894  Union Electrica Fenosa, SA                      202,038
                                                                                                                       -------------
                                                                                                                          1,155,690
                --------------------------------------------------------------------------------------------------------------------
                Energy Equipment & Services - 0.0%                     738  Gamesa Corporacion Technologica, SA              10,825
                --------------------------------------------------------------------------------------------------------------------
                Gas Utilities - 0.0%                                 7,543  Gas Natural SDG, SA 'E'                         186,431
                --------------------------------------------------------------------------------------------------------------------
                Hotels, Restaurants & Leisure - 0.0%                 7,812  NH Hoteles, SA                                   86,546
                --------------------------------------------------------------------------------------------------------------------
                IT Services - 0.0%                                   6,012  Amadeus Global Travel Distribution SA 'A'        47,564
                                                                     8,650  Indra Sistemas, SA                              115,168
                                                                                                                       -------------
                                                                                                                            162,732
                --------------------------------------------------------------------------------------------------------------------
                Insurance - 0.0%                                     8,309  Corporacion Mapfre SA                            97,522
                --------------------------------------------------------------------------------------------------------------------
                Media - 0.0%                                         1,688  Antena 3 Television, SA (a)                     100,464
                                                                       628  Sogecable, SA (a)                                25,271
                                                                                                                       -------------
                                                                                                                            125,735
                --------------------------------------------------------------------------------------------------------------------
                Metals & Mining - 0.3%                              10,980  Acerinox, SA                                    151,645
                --------------------------------------------------------------------------------------------------------------------
                Oil & Gas - 0.1%                                    25,356  Repsol-YPF, SA                                  556,781
                --------------------------------------------------------------------------------------------------------------------
                Real Estate - 0.0%                                   1,680  Metrovacesa SA                                   68,710
                                                                        84  Metrovacesa SA (a)                                3,436
                                                                       124  Sacyr Vallehermoso SA                             1,756
                                                                     4,963  Vallehermoso SA                                  70,270
                                                                                                                       -------------
                                                                                                                            144,172
                --------------------------------------------------------------------------------------------------------------------

                                               Master International Index Series
Schedule of Investments as of September 30, 2004 (continued)

                                                                                                                         Value
Country         Industry*                                      Shares Held  Common Stock                           (in U.S. dollars)
------------------------------------------------------------------------------------------------------------------------------------
Spain           Specialty Retail - 0.0%                              7,341  Industria de Disenso Textil, SA            $    181,439
(concluded)     --------------------------------------------------------------------------------------------------------------------
                Tobacco - 0.1%                                       8,337  Altadis, SA                                     283,715
                --------------------------------------------------------------------------------------------------------------------
                Transportation Infrastructure - 0.0%                 5,353  Autopistas, Concesionaria Espanola SA            99,926
                --------------------------------------------------------------------------------------------------------------------
                Water Utilities - 0.0%                               3,530  Sociedad General de Aguas de Barcelona,          62,037
                                                                            SA
                --------------------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in Spain                  8,770,532
------------------------------------------------------------------------------------------------------------------------------------
Sweden          Airlines - 0.0%                                      4,072  SAS AB (a)                                       31,109
                --------------------------------------------------------------------------------------------------------------------
                Auto Components - 0.0%                               6,944  Trelleborg AB (Class B)                         103,013
                --------------------------------------------------------------------------------------------------------------------
                Building Products - 0.0%                            12,596  Assa Abloy AB 'B'                               157,878
                --------------------------------------------------------------------------------------------------------------------
                Commercial Banks - 0.3%                             69,576  Nordbanken Holding AB                           568,634
                                                                    20,039  Skandinaviska Enskilda Banken (SEB) 'A'         309,660
                                                                    16,874  Svenska Handelsbanken AB                        353,464
                                                                                                                       -------------
                                                                                                                          1,231,758
                --------------------------------------------------------------------------------------------------------------------
                Commercial Services & Supplies - 0.0%               14,465  Securitas AB 'B'                                192,729
                --------------------------------------------------------------------------------------------------------------------
                Communications Equipment - 0.3%                      1,407  Ericsson L M Tel  Co. (a)                        43,955
                                                                   527,005  Telefonaktiebolaget LM Ericsson AB 'B'        1,635,987
                                                                                                                       -------------
                                                                                                                          1,679,942
                --------------------------------------------------------------------------------------------------------------------
                Construction & Engineering - 0.0%                   17,922  Skanska AB 'B'                                  186,477
                --------------------------------------------------------------------------------------------------------------------
                Diversified Financial Services - 0.0%                1,010  OMX AB                                           12,000
                --------------------------------------------------------------------------------------------------------------------
                Diversified Telecommunication Services - 0.1%        2,337  Tele2 AB 'B'                                     86,993
                                                                    30,146  Telia AB                                        146,585
                                                                    36,201  TeliaSonera AB                                  175,350
                                                                                                                       -------------
                                                                                                                            408,928
                --------------------------------------------------------------------------------------------------------------------
                Health Care Equipment & Supplies - 0.0%              2,151  Getinge AB 'B'                                   26,148
                --------------------------------------------------------------------------------------------------------------------
                Health Care Providers & Services - 0.0%              4,167  Gambro AB 'A'                                    47,793
                                                                     3,981  Gambro AB 'B'                                    44,703
                                                                                                                       -------------
                                                                                                                             92,496
                --------------------------------------------------------------------------------------------------------------------
                Household Durables - 0.0%                           11,716  Electrolux AB 'B'                               214,036
                --------------------------------------------------------------------------------------------------------------------
                IT Services - 0.0%                                   4,275  WM-Data AB 'B'                                    7,634
                --------------------------------------------------------------------------------------------------------------------
                Industrial Conglomerates - 0.0%                          1  Ainax AB (a)                                         34
                --------------------------------------------------------------------------------------------------------------------
                Insurance - 0.0%                                    26,296  Skandia Forsakrings AB                          104,025
                --------------------------------------------------------------------------------------------------------------------
                Machinery - 0.3%                                     5,967  Alfa Laval AB                                    86,880
                                                                     4,654  Atlas Copco AB 'A'                              178,995
                                                                     2,672  Atlas Copco AB 'B'                               94,141
                                                                     1,881  SKF AB 'B'                                       71,440
                                                                     6,203  Sandvik AB                                      214,287
                                                                     3,295  Scania AB 'B'                                   111,565
                                                                     3,880  Volvo AB 'A'                                    131,906
                                                                     9,547  Volvo AB 'B'                                    337,021
                                                                                                                       -------------
                                                                                                                          1,226,235
                --------------------------------------------------------------------------------------------------------------------

                                               Master International Index Series
Schedule of Investments as of September 30, 2004 (continued)

                                                                                                                         Value
Country         Industry*                                      Shares Held  Common Stock                           (in U.S. dollars)
------------------------------------------------------------------------------------------------------------------------------------
Sweden          Media - 0.0%                                         5,496  Eniro AB                                   $     47,560
(concluded)                                                          2,810  Modern Times Group MTG AB 'B' (a)                52,493
                                                                                                                       -------------
                                                                                                                            100,053
                --------------------------------------------------------------------------------------------------------------------
                Paper & Forest Products - 0.1%                         277  Billerud                                          4,280
                                                                       945  Holmen AB 'B'                                    27,908
                                                                     8,530  Svenska Cellulosa AB (SCA) 'B'                  331,583
                                                                                                                       -------------
                                                                                                                            363,771
                --------------------------------------------------------------------------------------------------------------------
                Specialty Retail - 0.1%                             18,171  Hennes & Mauritz AB 'B'                         500,438
                --------------------------------------------------------------------------------------------------------------------
                Tobacco - 1.4%                                      17,627  Swedish Match AB                                186,434
                --------------------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in Sweden                 6,825,139
------------------------------------------------------------------------------------------------------------------------------------
Switzerland     Biotechnology - 0.0%                                   326  Serono SA 'B'                                   201,286
                --------------------------------------------------------------------------------------------------------------------
                Building Products - 0.0%                                90  Geberit AG (Registered Shares)                   69,913
                --------------------------------------------------------------------------------------------------------------------
                Capital Markets - 0.9%                              44,028  Credit Suisse Group                           1,405,074
                                                                    43,374  UBS AG (Registered Shares)                    3,053,235
                                                                                                                       -------------
                                                                                                                          4,458,309
                --------------------------------------------------------------------------------------------------------------------
                Chemicals - 0.2%                                     3,446  Ciba Specialty Chemicals AG (Registered         214,426
                                                                            Shares)
                                                                    10,389  Clariant AG (Registered Shares)                 124,382
                                                                       198  Givaudan (Registered Shares)                    120,351
                                                                     2,800  Lonza Group AG (Registered Shares)              126,580
                                                                     3,707  Syngenta AG                                     353,274
                                                                                                                       -------------
                                                                                                                            939,013
                --------------------------------------------------------------------------------------------------------------------
                Commercial Services & Supplies - 0.1%                5,916  Adecco SA (Registered Shares)                   293,739
                                                                       244  SGS Societe Generale de Surveillance            133,851
                                                                            Holding SA 'R'                             -------------
                                                                                                                            427,590
                --------------------------------------------------------------------------------------------------------------------
                Computers & Peripherals - 0.0%                       2,544  Logitech International SA (Registered           123,258
                                                                            Shares) (a)
                --------------------------------------------------------------------------------------------------------------------
                Construction Materials - 0.1%                        8,184  Holcim Ltd. (Registered Shares)                 431,582
                --------------------------------------------------------------------------------------------------------------------
                Diversified Telecommunication Services - 0.1%        1,047  Swisscom AG (Registered Shares)                 363,058
                --------------------------------------------------------------------------------------------------------------------
                Electrical Equipment - 0.1%                         75,063  ABB Ltd.                                        458,060
                --------------------------------------------------------------------------------------------------------------------
                Electronic Equipment & Instruments - 0.0%            2,650  Kudelski SA (Bearer) (a)                         75,338
                --------------------------------------------------------------------------------------------------------------------
                Food Products - 0.8%                                16,185  Nestle SA (Registered Shares)                 3,706,983
                --------------------------------------------------------------------------------------------------------------------
                Health Care Equipment & Supplies - 0.1%                850  Nobel Biocare Holding AG                        131,887
                                                                     2,889  Phonak Holding AG (Registered Shares)            92,660
                                                                       207  Straumann AG                                     43,930
                                                                     2,250  Synthes, Inc.                                   245,055
                                                                                                                       -------------
                                                                                                                            513,532
                --------------------------------------------------------------------------------------------------------------------
                Hotels, Restaurants & Leisure - 0.0%                    35  Kuoni Reisen Holding AG                          12,949
                --------------------------------------------------------------------------------------------------------------------
                Insurance - 0.3%                                    11,992  Swiss Re (Registered Shares)                    690,018
                                                                     5,414  Zurich Financial Services AG                    771,756
                                                                                                                       -------------
                                                                                                                          1,461,774
                --------------------------------------------------------------------------------------------------------------------
                Machinery - 0.0%                                        40  Schindler Holding AG                             11,372
                                                                       282  Sulzer AG (Registered Shares)                    84,462
                                                                                                                       -------------
                                                                                                                             95,834
                --------------------------------------------------------------------------------------------------------------------

                                               Master International Index Series
Schedule of Investments as of September 30, 2004 (continued)

                                                                                                                         Value
Country         Industry*                                      Shares Held  Common Stock                           (in U.S. dollars)
------------------------------------------------------------------------------------------------------------------------------------
Switzerland     Pharmaceuticals - 1.5%                              94,736  Novartis AG (Registered Shares)            $  4,415,500
(concluded)                                                         27,764  Roche Holding AG                              2,868,228
                                                                                                                       -------------
                                                                                                                          7,283,728
                --------------------------------------------------------------------------------------------------------------------
                Semiconductors &                                     1,719  Micronas Semiconductor Holding AG (a)            72,961
                Semiconductor Equipment - 0.1%                      26,140  STMicroelectronics NV                           450,626
                                                                        10  Unaxis Holding AG 'R'                               881
                                                                                                                       -------------
                                                                                                                            524,468
                --------------------------------------------------------------------------------------------------------------------
                Textiles, Apparel & Luxury Goods - 0.2%             23,088  Compagnie Financiere Richemont AG 'A'           638,817
                                                                     1,768  Swatch Group AG 'B'                             238,575
                                                                     2,276  Swatch Group AG (Registered Shares)              62,610
                                                                                                                       -------------
                                                                                                                            940,002
                --------------------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in Switzerland           22,086,679
------------------------------------------------------------------------------------------------------------------------------------
United Kingdom  Aerospace & Defense - 0.2%                         113,231  BAE Systems PLC                                 460,506
                                                                     3,528  Cobham PLC                                       85,036
                                                                     5,374  Meggitt PLC                                      23,728
                                                                    55,241  Rolls-Royce Group PLC                           253,152
                                                                                                                       -------------
                                                                                                                            822,422
                --------------------------------------------------------------------------------------------------------------------
                Air Freight & Logistics - 0.0%                      11,029  Ocean Group PLC                                 136,509
                --------------------------------------------------------------------------------------------------------------------
                Airlines - 0.0%                                     18,233  British Airways PLC (a)                          68,462
                --------------------------------------------------------------------------------------------------------------------
                Auto Components - 0.0%                              29,569  GKN PLC                                         114,905
                --------------------------------------------------------------------------------------------------------------------
                Automobiles - 0.0%                                   1,025  TI Automotive Limited 'A' (a)                         0
                --------------------------------------------------------------------------------------------------------------------
                Beverages - 0.4%                                   113,024  Diageo PLC                                    1,411,205
                                                                    28,939  SABMiller PLC                                   382,014
                                                                    29,507  Scottish & Newcastle PLC                        201,564
                                                                                                                       -------------
                                                                                                                          1,994,783
                --------------------------------------------------------------------------------------------------------------------
                Building Products - 0.0%                            53,235  Pilkington PLC                                   87,180
                --------------------------------------------------------------------------------------------------------------------
                Capital Markets - 0.2%                              27,983  3i Group PLC                                    281,286
                                                                    26,671  Amvescap PLC                                    144,184
                                                                     2,797  Close Brothers Group PLC                         35,050
                                                                    12,596  Icap PLC                                         50,145
                                                                    10,234  Man Group PLC                                   220,190
                                                                     4,105  Schroders PLC                                    46,018
                                                                                                                       -------------
                                                                                                                            776,873
                --------------------------------------------------------------------------------------------------------------------
                Chemicals - 0.1%                                    18,411  BOC Group PLC                                   294,510
                                                                    44,050  Imperial Chemical Industries PLC                168,189
                                                                                                                       -------------
                                                                                                                            462,699
                --------------------------------------------------------------------------------------------------------------------
                Commercial Banks - 3.2%                            237,794  Barclays PLC                                  2,280,589
                                                                   143,779  HBOS PLC                                      1,940,906
                                                                   407,647  HSBC Holdings PLC                             6,469,252
                                                                   196,898  Lloyds TSB Group PLC                          1,537,419
                                                                     2,530  Lloyds TSB Group PLC (ADR) (b)                   79,644
                                                                   109,740  Royal Bank of Scotland Group PLC              3,169,335
                                                                                                                       -------------
                                                                                                                         15,477,145
                --------------------------------------------------------------------------------------------------------------------

                                               Master International Index Series
Schedule of Investments as of September 30, 2004 (continued)

                                                                                                                         Value
Country         Industry*                                      Shares Held  Common Stock                           (in U.S. dollars)
------------------------------------------------------------------------------------------------------------------------------------
United Kingdom  Commercial Services & Supplies - 0.2%               29,155  Brambles Industries PLC                    $    135,455
(continued)                                                         16,587  Bunzl PLC                                       124,937
                                                                    24,611  Capita Group PLC                                146,519
                                                                    26,991  Group 4 Securicor PLC (a)                        56,656
                                                                    64,193  Hays PLC                                        154,203
                                                                     1,493  Intertek Group PLC                               16,210
                                                                    67,222  Rentokil Initial PLC                            183,070
                                                                     2,405  Serco Group PLC                                   9,357
                                                                                                                       -------------
                                                                                                                            826,407
                --------------------------------------------------------------------------------------------------------------------
                Communications Equipment - 0.0%                      5,298  Marconi Corporation PLC (a)                      55,700
                --------------------------------------------------------------------------------------------------------------------
                Construction & Engineering - 0.1%                   12,050  AMEC PLC                                         69,177
                                                                    28,100  BICC PLC                                        141,613
                                                                                                                       -------------
                                                                                                                            210,790
                --------------------------------------------------------------------------------------------------------------------
                Construction Materials - 0.1%                       19,884  BPB PLC                                         153,999
                                                                    27,258  Hanson PLC                                      201,738
                                                                    10,723  RMC Group PLC                                   164,835
                                                                                                                       -------------
                                                                                                                            520,572
                --------------------------------------------------------------------------------------------------------------------
                Consumer Finance - 0.0%                              7,713  Cattles PLC                                      46,093
                                                                    15,617  Provident Financial PLC                         159,244
                                                                                                                       -------------
                                                                                                                            205,337
                --------------------------------------------------------------------------------------------------------------------
                Containers & Packaging - 0.0%                       20,343  Rexam PLC                                       155,897
                --------------------------------------------------------------------------------------------------------------------
                Distributors - 0.0%                                  1,845  Inchcape PLC                                     52,049
                --------------------------------------------------------------------------------------------------------------------
                Diversified Financial Services - 0.0%                5,899  London Stock Exchange PLC                        36,827
                --------------------------------------------------------------------------------------------------------------------
                Diversified Telecommunication Services - 0.2%      308,138  BT Group PLC                                  1,002,269
                                                                       900  BT Group PLC (ADR)(b)                            29,655
                                                                    88,222  Cable & Wireless PLC                            156,050
                                                                                                                       -------------
                                                                                                                          1,187,974
                --------------------------------------------------------------------------------------------------------------------
                Electric Utilities - 0.2%                           31,712  Scottish and Southern Energy PLC                447,025
                                                                    64,831  ScottishPower PLC                               495,655
                                                                       993  ScottishPower PLC (ADR)(b)                       30,624
                                                                                                                       -------------
                                                                                                                            973,304
                --------------------------------------------------------------------------------------------------------------------
                Electrical Equipment - 0.0%                         21,146  Kidde PLC                                        47,257
                --------------------------------------------------------------------------------------------------------------------
                Electronic Equipment & Instruments - 0.0%           18,858  Electrocomponents PLC                           106,127
                                                                     4,902  Premier Farnell PLC                              17,142
                                                                                                                       -------------
                                                                                                                            123,269
                --------------------------------------------------------------------------------------------------------------------
                Food & Staples Retailing - 0.4%                     28,340  Boots Group PLC                                 329,234
                                                                    37,427  J Sainsbury PLC                                 172,532
                                                                   285,683  Tesco PLC                                     1,474,621
                                                                                                                       -------------
                                                                                                                          1,976,387
                --------------------------------------------------------------------------------------------------------------------
                Food Products - 0.3%                                76,752  Cadbury Schweppes PLC                           590,268
                                                                    16,627  Tate & Lyle PLC                                 116,137
                                                                   101,803  Unilever PLC                                    828,518
                                                                                                                       -------------
                                                                                                                          1,534,923
                --------------------------------------------------------------------------------------------------------------------
                Gas Utilities - 0.1%                               158,206  Centrica PLC                                    718,566
                --------------------------------------------------------------------------------------------------------------------
                Health Care Equipment & Supplies - 0.1%              3,902  Seton Scholl Healthcare Group PLC                19,559
                                                                    34,543  Smith & Nephew PLC                              317,537
                                                                                                                       -------------
                                                                                                                            337,096
                --------------------------------------------------------------------------------------------------------------------

                                               Master International Index Series
Schedule of Investments as of September 30, 2004 (continued)

                                                                                                                         Value
Country         Industry*                                      Shares Held  Common Stock                           (in U.S. dollars)
------------------------------------------------------------------------------------------------------------------------------------
United Kingdom  Health Care Providers & Services - 0.0%              6,950  Alliance Unichem PLC                       $     83,821
(continued)     --------------------------------------------------------------------------------------------------------------------
                Hotels, Restaurants & Leisure - 0.4%                 6,155  Carnival PLC                                    302,613
                                                                    79,660  Compass Group PLC                               317,848
                                                                    13,810  Enterprise Inns PLC                             142,442
                                                                    58,530  Hilton Group PLC                                293,114
                                                                    26,524  InterContinental Hotels Group PLC               301,658
                                                                    30,006  Mitchells & Butlers PLC                         147,824
                                                                     6,594  Punch Taverns PLC                                60,138
                                                                    24,110  Rank Group PLC                                  121,941
                                                                    11,009  Whitbread PLC                                   164,152
                                                                    15,467  William Hill PLC                                149,318
                                                                                                                       -------------
                                                                                                                          2,001,048
                --------------------------------------------------------------------------------------------------------------------
                Household Durables - 0.1%                            9,646  Barratt Developments PLC                         98,795
                                                                       788  Bellway PLC                                      10,409
                                                                     2,907  The Berkeley Group PLC                           66,701
                                                                    23,393  George Wimpey PLC                               170,170
                                                                    10,998  Persimmon PLC                                   131,648
                                                                    23,279  Taylor Woodrow PLC                              110,893
                                                                                                                       -------------
                                                                                                                            588,616
                --------------------------------------------------------------------------------------------------------------------
                Household Products - 0.1%                           21,643  Reckitt Benckiser PLC                           530,281
                --------------------------------------------------------------------------------------------------------------------
                IT Services - 0.0%                                  30,199  Logica PLC                                       94,675
                --------------------------------------------------------------------------------------------------------------------
                Industrial Conglomerates - 0.1%                     20,750  Smiths Group PLC                                278,607
                                                                    34,739  Tomkins PLC                                     166,584
                                                                                                                       -------------
                                                                                                                            445,191
                --------------------------------------------------------------------------------------------------------------------
                Insurance - 0.5%                                    83,503  Aviva PLC                                       827,287
                                                                    70,102  Friends Provident PLC                           176,643
                                                                   240,574  Legal & General Group PLC                       432,065
                                                                    74,800  Prudential Corporation PLC                      609,771
                                                                   106,903  Royal & Sun Alliance Insurance Group PLC        138,314
                                                                                                                       -------------
                                                                                                                          2,184,080
                --------------------------------------------------------------------------------------------------------------------
                Internet & Catalog Retail - 0.1%                    37,528  The Great Universal Stores PLC                  611,179
                --------------------------------------------------------------------------------------------------------------------
                Machinery - 0.0%                                     9,108  FKI PLC                                          19,778
                                                                    11,268  IMI PLC                                          72,588
                                                                   206,804  Invensys PLC (a)                                 42,100
                                                                                                                       -------------
                                                                                                                            134,466
                --------------------------------------------------------------------------------------------------------------------
                Media - 0.6%                                        57,937  Aegis Group PLC                                 101,433
                                                                    44,353  British Sky Broadcasting Group PLC              384,641
                                                                            ("BSkyB")
                                                                    11,034  Daily Mail and General Trust 'A'                143,460
                                                                     9,612  EMAP PLC                                        130,972
                                                                    31,761  EMI Group PLC                                   126,872
                                                                   154,067  ITV PLC                                         300,398
                                                                    29,694  Pearson PLC                                     317,560

                                               Master International Index Series
Schedule of Investments as of September 30, 2004 (continued)

                                                                                                                         Value
Country         Industry*                                      Shares Held  Common Stock                           (in U.S. dollars)
------------------------------------------------------------------------------------------------------------------------------------
United Kingdom  Media                                               47,069  Reed Elsevier NV                           $    413,092
(continued)     (concluded)                                         53,018  Reuters Group PLC                               298,849
                                                                    11,407  Trinity Mirror PLC                              135,821
                                                                    13,525  United Business Media PLC                       114,233
                                                                    41,546  WPP Group PLC                                   386,799
                                                                    25,811  Yell Group PLC                                  164,640
                                                                                                                       -------------
                                                                                                                          3,018,770
                --------------------------------------------------------------------------------------------------------------------
                Metals & Mining - 0.5%                              91,274  Billiton PLC                                    960,433
                                                                   222,570  Corus Group PLC (a)                             205,403
                                                                     8,117  Johnson Matthey PLC                             140,271
                                                                    39,483  Rio Tinto PLC (Registered Shares)             1,061,694
                                                                                                                       -------------
                                                                                                                          2,367,801
                --------------------------------------------------------------------------------------------------------------------
                Multiline Retail - 0.2%                             84,172  Marks & Spence Group PLC                        522,435
                                                                     9,680  Next PLC                                        286,043
                                                                                                                       -------------
                                                                                                                            808,478
                --------------------------------------------------------------------------------------------------------------------
                Multi-Utilities & Unregulated Power - 0.3%          59,301  International Power PLC (a)                     155,328
                                                                   113,802  National Grid Group PLC                         960,150
                                                                    20,598  United Utilities PLC                            207,052
                                                                     8,249  United Utilities PLC 'A'                         54,782
                                                                                                                       -------------
                                                                                                                          1,377,312
                --------------------------------------------------------------------------------------------------------------------
                Oil & Gas - 2.3%                                   130,742  BG Group PLC                                    877,727
                                                                   790,646  BP Amoco PLC                                  7,547,007
                                                                     3,849  BP Amoco PLC (ADR) (b)                          221,433
                                                                   357,253  Shell Transport & Trading Company PLC         2,621,422
                                                                                                                       -------------
                                                                                                                         11,267,589
                --------------------------------------------------------------------------------------------------------------------
                Pharmaceuticals - 1.5%                              62,016  AstraZeneca Group PLC                         2,541,805
                                                                   217,065  GlaxoSmithKline PLC                           4,678,125
                                                                       800  GlaxoSmithKline PLC (ADR)(b)                     34,984
                                                                                                                       -------------
                                                                                                                          7,254,914
                --------------------------------------------------------------------------------------------------------------------
                Real Estate - 0.2%                                  18,022  The British Land Company PLC                    242,631
                                                                    11,899  Hammerson PLC                                   155,890
                                                                    17,232  Land Securities Group PLC                       365,767
                                                                     9,912  Liberty International PLC                       148,333
                                                                    18,432  Slough Estates PLC                              155,344
                                                                                                                       -------------
                                                                                                                          1,067,965
                --------------------------------------------------------------------------------------------------------------------
                Road & Rail - 0.0%                                  16,203  FirstGroup PLC                                   86,055
                                                                     2,119  National Express Group PLC                       26,074
                                                                    33,051  Stagecoach Group PLC                             54,574
                                                                                                                       -------------
                                                                                                                            166,703
                --------------------------------------------------------------------------------------------------------------------
                Semiconductors &                                    41,211  ARM Holdings PLC                                 62,269
                Semiconductor Equipment - 0.0%
                --------------------------------------------------------------------------------------------------------------------
                Software - 0.1%                                     21,437  Misys PLC                                        76,031
                                                                    66,142  The Sage Group PLC                              194,192
                                                                                                                       -------------
                                                                                                                            270,223
                --------------------------------------------------------------------------------------------------------------------

                                               Master International Index Series
Schedule of Investments as of September 30, 2004 (continued)

                                                                                                                         Value
Country         Industry*                                      Shares Held  Common Stock                           (in U.S. dollars)
------------------------------------------------------------------------------------------------------------------------------------
United Kingdom  Specialty Retail - 0.2%                             72,099  Dixons Group PLC                           $    222,772
(concluded)                                                          3,700  HMV Group PLC                                    15,282
                                                                    24,040  Kesa Electricals PLC                            123,109
                                                                    86,320  Kingfisher PLC                                  481,487
                                                                    24,999  MFI Furniture Group PLC                          47,725
                                                                    79,661  Signet Group PLC                                165,052
                                                                                                                       -------------
                                                                                                                          1,055,427
                --------------------------------------------------------------------------------------------------------------------
                Tobacco - 0.3%                                      54,613  British American Tobacco PLC                    791,587
                                                                    26,966  Imperial Tobacco Group PLC                      587,507
                                                                                                                       -------------
                                                                                                                          1,379,094
                --------------------------------------------------------------------------------------------------------------------
                Trading Companies & Distributors - 0.1%             21,556  Wolseley PLC                                    368,027
                --------------------------------------------------------------------------------------------------------------------
                Transportation Infrastructure - 0.1%                11,911  Associated British Ports Holdings PLC            95,051
                                                                    39,638  BAA PLC                                         397,008
                                                                    12,221  BBA Group PLC                                    59,156
                                                                    29,716  The Peninsular and Oriental Steam               141,422
                                                                            Navigation Company                         -------------
                                                                                                                            692,637
                --------------------------------------------------------------------------------------------------------------------
                Water Utilities - 0.1%                              15,133  Kelda Group PLC                                 146,641
                                                                    12,768  Severn Trent PLC                                202,855
                                                                                                                       -------------
                                                                                                                            349,496
                --------------------------------------------------------------------------------------------------------------------
                Wireless Telecommunication Services - 1.2%       2,358,915  Vodafone Group PLC                            5,645,186
                                                                    12,490  Vodafone Group PLC (ADR)(b)                     301,135
                                                                                                                       -------------
                                                                                                                          5,946,321
                --------------------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in the                   73,029,717
                                                                            United Kingdom
                --------------------------------------------------------------------------------------------------------------------
                                                                            Total Investments in Common Stocks          283,203,221
                                                                            (Cost - $267,037,040) - 58.1%
                --------------------------------------------------------------------------------------------------------------------

                                                                            Mutual Fund
------------------------------------------------------------------------------------------------------------------------------------
United States   Diversified Financial Services - 0.1%                2,000  iShares MSCI EAFE Index Fund (h)                282,800
                --------------------------------------------------------------------------------------------------------------------
                                                                            Total Investments in Mutual Funds               282,800
                                                                            (Cost - $232,840) -  0.1%
------------------------------------------------------------------------------------------------------------------------------------

                                                               Shares Held  Preferred Stock
------------------------------------------------------------------------------------------------------------------------------------
Australia       Media - 0.2%                                       108,833  The News Corporation Limited                    857,709
                                                                       760  The News Corporation Limited                     23,811
                                                                            (Convertible) (ADR)(b)
                --------------------------------------------------------------------------------------------------------------------
                                                                            Total Preferred Stocks in Australia             881,520
------------------------------------------------------------------------------------------------------------------------------------

                                               Master International Index Series
Schedule of Investments as of September 30, 2004 (continued)

                                                                                                                         Value
Country         Industry*                                      Shares Held  Preferred Stock                        (in U.S. dollars)
------------------------------------------------------------------------------------------------------------------------------------
Germany         Automobiles - 0.1%                                     230  Porsche AG                                 $    149,449
                                                                     5,476  Volkswagen AG                                   149,014
                                                                                                                       -------------
                                                                                                                            298,463
                --------------------------------------------------------------------------------------------------------------------
                Health Care Providers & Services - 0.0%                542  Fresenius Medical Care AG                        29,518
                --------------------------------------------------------------------------------------------------------------------
                Household Products - 0.0%                            3,170  Henkel KGaA                                     232,960
                --------------------------------------------------------------------------------------------------------------------
                Media - 0.0%                                         5,512  ProSieben Sat. 1 Media AG                       101,593
                --------------------------------------------------------------------------------------------------------------------
                Multi-Utilities & Unregulated                        2,033  RWE AG                                           82,239
                Power - 0.0%
                --------------------------------------------------------------------------------------------------------------------
                                                                            Total Preferred Stocks in Germany               744,773
------------------------------------------------------------------------------------------------------------------------------------
New Zealand     Paper & Forest Products - 0.0%                       2,043  Fletcher Challenge Forests Ltd.                   2,844
                --------------------------------------------------------------------------------------------------------------------
                                                                            Total Preferred Stocks in New Zealand             2,844
                --------------------------------------------------------------------------------------------------------------------
                                                                            Total Investments in Preferred Stocks         1,629,137
                                                                            (Cost - $1,569,611) - 0.3%
------------------------------------------------------------------------------------------------------------------------------------

                                                                            Rights
------------------------------------------------------------------------------------------------------------------------------------
Belgium         Food & Staples Retailing - 0.0%                      1,774  Colruyt SA (c)                                    2,358
                --------------------------------------------------------------------------------------------------------------------
                                                                            Total Rights in Belgium
------------------------------------------------------------------------------------------------------------------------------------
France          Industrial Conglomerates - 0.0%                     17,774  Thompson SA (f)                                       0
                --------------------------------------------------------------------------------------------------------------------
                                                                            Total Rights in France                                0
------------------------------------------------------------------------------------------------------------------------------------
Hong Kong       Household Durables - 0.0%                            1,733  Hutchison Whampoa Limited (g)                         0
                --------------------------------------------------------------------------------------------------------------------
                                                                            Total Rights in Hong Kong                             0
                --------------------------------------------------------------------------------------------------------------------
                                                                            Total Investments in Rights                       2,358
                                                                            (Cost - $1,137) - 0.0%
------------------------------------------------------------------------------------------------------------------------------------

                                                                            Warrants (d)
------------------------------------------------------------------------------------------------------------------------------------
France          Food & Staples Retailing - 0.0%                        133  Casino Guichard-Perrach SA                            2
                --------------------------------------------------------------------------------------------------------------------
                                                                            Total Warrants in France                              2
------------------------------------------------------------------------------------------------------------------------------------
Singapore       Real Estate - 0.0%                                   5,953  City Developments Limited                        14,568
                --------------------------------------------------------------------------------------------------------------------
                                                                            Total Warrants in Singapore                      14,568
                --------------------------------------------------------------------------------------------------------------------
                                                                            Total Investments in Warrants                    14,570
                                                                            (Cost - $10,862) - 0.0%
                --------------------------------------------------------------------------------------------------------------------

                                                       Beneficial Interest  Short-Term Securities
------------------------------------------------------------------------------------------------------------------------------------
                                                               $   743,432  Merrill Lynch Liquidity Series,                 743,432
                                                                            LLC Cash Sweep Series I (e)
                --------------------------------------------------------------------------------------------------------------------
                                                                29,137,023  Total Investments in Short-Term                 743,432
                                                                            Securities (Cost - $743,432) - 0.1%
                --------------------------------------------------------------------------------------------------------------------

                                               Master International Index Series
Schedule of Investments as of September 30, 2004 (continued)

                Total Investments (Cost - $269,594,922**) - 58.6%                                                      $285,875,518

                Other Assets Less Liabilities - 41.4%                                                                   201,870,332
                                                                                                                       -------------
                Net Assets - 100.0%                                                                                    $487,745,850
                                                                                                                       =============

(a)   Non-income producing security.
(b)   American Depositary Receipts (ADR).
(c)   The rights may be exercised until September 30, 2004.
(d) Warrants entitle the Series to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under cetain conditions until the expiration date.
(e) Investments in companies considered to be an affiliate of the Series (such companies are defined as "Affiliated Companies" in Section 2 (a)(3) of the Investment Company Act of 1940) were as follows:

      --------------------------------------------------------------------------
                                                      Net               Interest
      Affiliate                                     Activity             Income
      --------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC
        Cash Sweep Series I                       ($9,177,325)          $112,754
      --------------------------------------------------------------------------

(f)   The rights may be exercised until October 25, 2004.
(g)   The rights may be exercised until October 6, 2004.
(h) iShares MSCI EAFE Index Fund is an exchange-traded Fund. The Fund seeks investment results that correspond to the performance of the MSCI EAFE Index.
* For Series compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series' management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
** The cost and unrealized appreciation/depreciation of investments as of September 30, 2004, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 273,764,663
                                                                  -------------
      Gross unrealized appreciation                               $  27,530,819
      Gross unrealized depreciation                                 (15,419,964)
                                                                  -------------
      Net unrealized appreciation                                 $  12,110,855
                                                                  =============

                                               Master International Index Series
Schedule of Investments as of September 30, 2004 (concluded)

Financial futures contracts purchased as of September 30, 2004 were as follows:

---------------------------------------------------------------------------------------------------------------------
                                                                                                         Unrealized
Number of                                                          Expiration                           Appreciation/
Contracts                  Issue                  Exchange            Date            Face Value        Depreciation
---------------------------------------------------------------------------------------------------------------------
     10               DJ EURO STOXX 50             Eurex         December 2004        $   341,917      $    (2,478)
      7            FTSE 100 INDEX FUTURES          London        December 2004        $   579,559            3,622
     14           HANG SENG INDEX FUTURES        Hong Kong        October 2004        $   116,619           11,381
      7          IBEX 35 PLUS INDEX FUTURES         MEFF          October 2004        $   703,989           (5,339)
    105           OMX STOCK INDEX FUTURES          Riyadh         October 2004        $ 1,007,429           15,319
      7            SPI 200 INDEX FUTURES           Sydney        December 2004        $   457,104            9,251
     52             TOPIX INDEX FUTURES            Tokyo         December 2004        $ 5,335,299         (133,648)
---------------------------------------------------------------------------------------------------------------------
Total Unrealized Depreciation - Net                                                                    $  (101,892)
                                                                                                       ===========

Financial futures contracts sold as of September 30, 2004 were as follows:

-----------------------------------------------------------------------------------------------

Number of                                          Expiration                       Unrealized
Contracts           Issue              Exchange       Date          Face Value     Depreciation
-----------------------------------------------------------------------------------------------
    80      OMX STOCK INDEX FUTURES     Riyadh     October 2004     $ 786,372       $  (7,135)
-----------------------------------------------------------------------------------------------
Total Unrealized Depreciation - Net                                                 $  (7,135)
                                                                                    =========

Forward foreign exchange contracts as of September 30, 2004 were as follows:

---------------------------------------------------------------------------------------

Foreign                                    Settlement                       Unrealized
Currency Sold                                 Date                         Appreciation
---------------------------------------------------------------------------------------
CHF            190,000                    October 2004                        $ 1,394
EUR            41,000                     October 2004                            438
JPY            67,000,000                 October 2004                          6,275
SEK            65,000                     October 2004                            103
---------------------------------------------------------------------------------------
Total Unrealized Appreciation on Forward Foreign Exchange Contracts - Net     $ 8,210
(US$ Commitment - $812,761)                                                   =======

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrill Lynch International Index Fund of Merrill Lynch Index Funds, Inc. and Master International Index Series of Quantitative Master Series Trust


By: /s/ Terry K. Glenn
    ------------------------------
    Terry K. Glenn,
    President
    Merrill Lynch International Index Fund of Merrill Lynch Index Funds, Inc. and Master International Index Series of Quantitative Master Series Trust

Date: November 19, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Terry K. Glenn
    ------------------------------
    Terry K. Glenn
    President
    Merrill Lynch International Index Fund of Merrill Lynch Index Funds, Inc. and Master International Index Series of Quantitative Master Series Trust

Date: November 19, 2004


By: /s/ Donald C. Burke
    ------------------------------
    Donald C. Burke
    Chief Financial Officer
    Merrill Lynch International Index Fund of Merrill Lynch Index Funds, Inc. and Master International Index Series of Quantitative Master Series Trust

Date: November 19, 2004